WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.7%

	Aerospace & Defense 2.0%
1,038,733	Loar Holdings, Inc.*	$89,507,623

	Application Software 11.7%
8,109,423	CCC Intelligent Solutions Holdings, Inc.*	76,309,670
2,653,996	Clearwater Analytics Holdings, Inc., Class A*	58,202,132
356,808	Guidewire Software, Inc.*	84,010,444
1,683,616	nCino, Inc.*	47,090,739
2,020,795	Procore Technologies, Inc.*	138,262,794
753,057	Q2 Holdings, Inc.*	70,478,605
1,424,918	Vertex, Inc., Class A*	50,349,478

		524,703,862

	Asset Management & Custody Banks 3.0%
812,767	Cohen & Steers, Inc.	61,241,994
515,103	Hamilton Lane, Inc., Class A	73,206,438

		134,448,432

	Automotive Parts & Equipment 2.6%
750,242	Modine Manufacturing Co.*	73,898,837
1,167,203	XPEL, Inc.*	41,902,588

		115,801,425

	Automotive Retail 2.1%
2,532,556	Valvoline, Inc.*	95,907,896

	Broadline Retail 4.2%
1,208,273	Global-e Online Ltd.*	40,525,476
1,125,434	Ollie’s Bargain Outlet Holdings, Inc.*	148,309,693

		188,835,169

	Building Products 6.0%
599,348	AAON, Inc.	44,201,915
319,160	CSW Industrials, Inc.	91,544,663
1,480,016	Trex Co., Inc.*	80,483,270
522,441	UFP Industries, Inc.	51,909,738

		268,139,586

	Cargo Ground Transportation 1.7%
270,634	Saia, Inc.*	74,151,010

	Distributors 1.6%
240,389	Pool Corp.	70,068,586

	Diversified Support Services 1.0%
2,673,841	ACV Auctions, Inc., Class A*	43,369,701

	Electronic Equipment & Instruments 1.8%
619,477	Novanta, Inc.*	79,869,170

	Electronic Manufacturing Services 3.4%
516,249	Fabrinet*	152,128,255

	Environmental & Facilities Services 4.3%
1,653,606	Casella Waste Systems, Inc., Class A*	190,793,060

	Financial Exchanges & Data 2.6%
367,974	Morningstar, Inc.	115,518,078

	Health Care Equipment 1.3%
442,535	Inspire Medical Systems, Inc.*	57,427,767

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 3.0%
865,963	Ensign Group, Inc.	$133,583,452

	Health Care Technology 1.5%
5,686,332	Certara, Inc.*	66,530,084

	Home Furnishing Retail 1.0%
5,017,457	Arhaus, Inc.* ‡‡	43,501,352

	Home Improvement Retail 1.3%
783,496	Floor & Decor Holdings, Inc., Class A*	59,514,356

	Human Resource & Employment Services 1.9%
477,575	Paylocity Holding Corp.*	86,531,814

	Industrial Machinery & Supplies & Components 7.8%
480,808	Enpro, Inc.	92,098,772
343,457	Kadant, Inc.	109,030,425
379,038	RBC Bearings, Inc.*	145,853,822

		346,983,019

	Insurance Brokers 1.5%
654,421	Goosehead Insurance, Inc., Class A	69,047,960

	Investment Banking & Brokerage 1.6%
1,146,395	Moelis & Co., Class A	71,443,336

	IT Consulting & Other Services 0.9%
433,415	Globant SA*	39,371,419

	Life Sciences Tools & Services 1.5%
220,452	Medpace Holdings, Inc.*	69,191,065

	Managed Health Care 3.8%
1,609,216	HealthEquity, Inc.*	168,581,468

	Other Specialty Retail 1.1%
385,470	Five Below, Inc.*	50,565,955

	Packaged Foods & Meats 1.2%
777,684	Freshpet, Inc.*	52,851,405

	Personal Care Products 1.7%
1,343,784	BellRing Brands, Inc.*	77,845,407

	Property & Casualty Insurance 1.1%
671,643	RLI Corp.	48,506,057

	Regional Banks 3.7%
1,592,532	Bank OZK	74,944,556
821,539	Pinnacle Financial Partners, Inc.	90,706,121

		165,650,677

	Research & Consulting Services 1.6%
827,555	ICF International, Inc.	70,102,184

	Restaurants 1.5%
193,998	Wingstop, Inc.	65,326,886

	Self-Storage REITs 1.2%
1,700,303	National Storage Affiliates Trust	54,392,693

	Semiconductor Materials & Equipment 4.5%
724,045	Camtek Ltd.*	61,225,245
512,856	Nova Ltd.*	141,137,971

		202,363,216

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Chemicals 1.3%
369,906	Balchem Corp.	$58,889,035

	Trading Companies & Distributors 1.8%
678,451	SiteOne Landscape Supply, Inc.*	82,051,864

	Transaction & Payment Processing Services 3.9%
1,736,892	Shift4 Payments, Inc., Class A*	172,143,366

	Total Common Stocks (cost $3,479,569,676)	4,455,637,690

	Total Investments (cost $3,479,569,676) 99.7%	4,455,637,690
	Other Assets less Liabilities 0.3%	11,607,832

	NET ASSETS 100.0%	$4,467,245,522

	*Non-income producing. ‡‡Affiliated company (see Note 6). REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Core Growth Fund’s investments were in the following countries:

Country	%
Israel	5.5
United States	94.5

TOTAL	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.0%

	Apparel Retail 3.6%
304,276	Trent Ltd.	$22,058,905

	Asset Management & Custody Banks 5.1%
987,769	Kfin Technologies Ltd.	15,535,431
507,883	Prudent Corporate Advisory Services Ltd.	16,044,270

		31,579,701

	Building Products 3.2%
965,922	Astral Ltd.	16,974,472
272,454	KRN Heat Exchanger & Refrigeration Ltd.*	2,698,558

		19,673,030

	Commodity Chemicals 1.1%
31,611	Solar Industries India Ltd.	6,487,626

	Computer & Electronics Retail 2.1%
2,995,412	Aditya Vision Ltd.	13,013,263

	Construction Machinery & Heavy Transportation Equipment 1.0%
442,280	Action Construction Equipment Ltd.	6,289,011

	Consumer Finance 25.8%
5,680,780	Bajaj Finance Ltd.	62,041,801
2,922,947	Cholamandalam Investment & Finance Co. Ltd.	55,532,413
4,617,830	Five-Star Business Finance Ltd.*	41,594,513

		159,168,727

	Diversified Banks 9.2%
1,245,334	HDFC Bank Ltd.	29,072,892
1,110,193	Kotak Mahindra Bank Ltd.	28,009,108

		57,082,000

	Diversified Support Services 4.1%
4,284,721	CMS Info Systems Ltd.	25,006,564

	Electrical Components & Equipment 1.9%
150,016	Polycab India Ltd.	11,462,490

	Food Retail 1.1%
127,822	Avenue Supermarts Ltd.*	6,519,933

	Health Care Facilities 9.9%
3,641,787	Max Healthcare Institute Ltd.	54,185,170
379,956	Rainbow Children’s Medicare Ltd.	6,920,326

		61,105,496

	Health Care Services 5.7%
265,639	Dr. Lal PathLabs Ltd.	8,663,984
2,302,052	Vijaya Diagnostic Centre Ltd.	26,454,534

		35,118,518

	Health Care Supplies 2.3%
556,507	Poly Medicure Ltd.	14,432,254

	Hotels, Resorts & Cruise Lines 2.2%
138,309	MakeMyTrip Ltd.*	13,557,048

	Industrial Machinery & Supplies & Components 4.4%
4,332,906	Elgi Equipments Ltd.	27,111,502

	Interactive Media & Services 1.8%
650,670	Info Edge India Ltd.	11,296,674

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	IT Consulting & Other Services 2.4%
213,341	Persistent Systems Ltd.	$15,037,278

	Life Sciences Tools & Services 8.4%
656,469	Divi’s Laboratories Ltd.	52,155,638

	Regional Banks 5.7%
3,686,494	AU Small Finance Bank Ltd.	35,151,491

	Total Common Stocks (cost $389,775,584)	623,307,149

	Total Investments (cost $389,775,584) 101.0%§	623,307,149
	Liabilities less Other Assets (1.0%)	(6,021,325)

	NET ASSETS 100.0%	$617,285,824

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 87.40%. See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Emerging India Fund’s investments were in the following countries:

Country	%
India	100.0

TOTAL	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.8%

	Airport Services 4.7%
221,421	Grupo Aeroportuario del Centro Norte SAB de CV	$2,908,699
648,195	Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,879,002

		17,787,701

	Apparel Retail 1.8%
92,876	Trent Ltd.	6,733,173

	Broadline Retail 8.2%
11,891	MercadoLibre, Inc.*	31,078,674

	Construction & Engineering 0.6%
99,000	United Integrated Services Co. Ltd.	2,112,729

	Consumer Finance 12.6%
2,495,450	Bajaj Finance Ltd.	27,253,689
604,229	Cholamandalam Investment & Finance Co. Ltd.	11,479,611
1,003,437	Five-Star Business Finance Ltd.*	9,038,330

		47,771,630

	Diversified Banks 6.0%
328,863	HDFC Bank Ltd.	7,677,457
1,091,588	NU Holdings Ltd., Class A*	14,976,588

		22,654,045

	Electrical Components & Equipment 7.0%
253,868	Voltronic Power Technology Corp.	10,950,713
1,997,602	WEG SA	15,729,034

		26,679,747

	Electronic Equipment & Instruments 3.4%
492,007	Chroma ATE, Inc.	7,449,407
303,920	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	5,585,926

		13,035,333

	Food Retail 1.0%
139,408	BBB Foods, Inc., Class A*	3,869,966

	Health Care Facilities 4.7%
1,188,791	Max Healthcare Institute Ltd.	17,687,702

	Hotels, Resorts & Cruise Lines 5.3%
75,852	MakeMyTrip Ltd.*	7,435,013
215,574	Trip.com Group Ltd.	12,624,980

		20,059,993

	Industrial Machinery & Supplies & Components 1.6%
950,699	Elgi Equipments Ltd.	5,948,635

	Interactive Home Entertainment 5.7%
134,705	Sea Ltd., ADR*	21,544,718

	Interactive Media & Services 3.4%
202,300	Tencent Holdings Ltd.	13,035,323

	IT Consulting & Other Services 4.9%
27,255	EPAM Systems, Inc.*	4,819,229
650,500	FPT Corp.	2,943,039
85,579	Globant SA*	7,773,996
41,798	Persistent Systems Ltd.	2,946,120

		18,482,384

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 5.9%
280,826	Divi’s Laboratories Ltd.	$22,311,273

	Property & Casualty Insurance 2.7%
992,419	Qualitas Controladora SAB de CV	10,191,011

	Regional Banks 2.3%
933,650	AU Small Finance Bank Ltd.	8,902,548

	Restaurants 2.7%
644,200	Meituan, Class B*	10,362,625

	Semiconductor Materials & Equipment 1.5%
439,578	Gudeng Precision Industrial Co. Ltd.	5,606,871

	Semiconductors 13.5%
18,913	Alchip Technologies Ltd.	2,003,825
130,826	ASPEED Technology, Inc.	21,275,461
311,799	LEENO Industrial, Inc.	11,723,960
1,331,862	Silergy Corp.	16,223,717

		51,226,963

	Technology Hardware, Storage & Peripherals 1.3%
196,991	Asia Vital Components Co. Ltd.	5,031,631

	Total Common Stocks (cost $294,755,876)	382,114,675

	Total Investments (cost $294,755,876) 100.8%§	382,114,675
	Liabilities less Other Assets (0.8%)	(3,039,471)

	NET ASSETS 100.0%	$379,075,204

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 59.94%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Emerging Markets Select Fund’s investments were in the following countries:

Country	%
Brazil	8.0
China	10.9
India	33.4
Mexico	8.3
Singapore	5.6
South Korea	3.1
Taiwan	18.5
United States	11.4
Vietnam	0.8

TOTAL	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.6%

	Airport Services 4.4%
868,089	Grupo Aeroportuario del Centro Norte SAB de CV	$11,403,658

	Asset Management & Custody Banks 4.7%
264,279	Kfin Technologies Ltd.	4,156,527
256,542	Prudent Corporate Advisory Services Ltd.	8,104,286

		12,260,813

	Automotive Retail 1.3%
95,242	Aldrees Petroleum & Transport Services Co.	3,234,833

	Building Products 0.3%
71,825	KRN Heat Exchanger & Refrigeration Ltd.*	711,401

	Commercial & Residential Mortgage Finance 3.2%
344,343	Aavas Financiers Ltd.*	8,406,766

	Commodity Chemicals 0.7%
280,662	Berger Paints India Ltd.	1,939,467

	Communications Equipment 1.5%
159,000	Accton Technology Corp.	3,974,007

	Computer & Electronics Retail 0.6%
375,118	Aditya Vision Ltd.	1,629,662

	Construction & Engineering 1.1%
131,000	United Integrated Services Co. Ltd.	2,795,631

	Construction Machinery & Heavy Transportation Equipment 1.0%
181,512	Action Construction Equipment Ltd.	2,581,014

	Consumer Finance 11.3%
767,221	Cholamandalam Financial Holdings Ltd.	19,389,916
1,103,429	Five-Star Business Finance Ltd.*	9,938,996

		29,328,912

	Diversified Banks 2.8%
113,293	TBC Bank Group PLC	7,218,235

	Diversified Support Services 2.7%
518,916	CMS Info Systems Ltd.	3,028,507
4,112,109	Frontken Corp. Bhd.	3,872,834

		6,901,341

	Drug Retail 2.8%
147,240	Clicks Group Ltd.	3,085,563
40,760	Corporativo Fragua SAB de CV	1,198,678
854,819	Yifeng Pharmacy Chain Co. Ltd., Class A	2,921,544

		7,205,785

	Electrical Components & Equipment 2.1%
126,314	Voltronic Power Technology Corp.	5,448,613

	Electronic Equipment & Instruments 5.3%
525,616	Chroma ATE, Inc.	7,958,276
13,269	Park Systems Corp.	2,794,800
163,487	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	3,004,824

		13,757,900

	Electronic Manufacturing Services 2.4%
21,499	Fabrinet*	6,335,325

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Food Retail 1.0%
63,064	BBB Foods, Inc., Class A*	$1,750,657
1,124,732	Philippine Seven Corp.*	908,491

		2,659,148

	Health Care Facilities 2.5%
359,910	Rainbow Children’s Medicare Ltd.	6,555,218

	Health Care Services 2.4%
539,054	Vijaya Diagnostic Centre Ltd.	6,194,657

	Human Resource & Employment Services 2.3%
6,711	Benefit Systems SA	5,903,103

	Industrial Machinery & Supplies & Components 3.1%
564,751	Elgi Equipments Ltd.	3,533,714
1,055,730	Shenzhen Envicool Technology Co. Ltd., Class A	4,379,787

		7,913,501

	Interactive Media & Services 7.5%
3,134,426	Baltic Classifieds Group PLC	16,048,209
188,710	Info Edge India Ltd.	3,276,308

		19,324,517

	IT Consulting & Other Services 4.0%
869,615	FPT Corp.	3,934,375
51,149	Globant SA*	4,646,375
26,283	Persistent Systems Ltd.	1,852,549

		10,433,299

	Life & Health Insurance 3.5%
61,432	Co. for Cooperative Insurance	2,588,093
522,315	Discovery Ltd.	6,349,491

		8,937,584

	Packaged Foods & Meats 1.1%
9,781,589	Cisarua Mountain Dairy Tbk. PT	2,934,175

	Personal Care Products 1.0%
223,451	Proya Cosmetics Co. Ltd., Class A	2,583,226

	Property & Casualty Insurance 4.6%
1,147,952	Qualitas Controladora SAB de CV	11,788,157

	Regional Banks 5.3%
1,430,516	AU Small Finance Bank Ltd.	13,640,269

	Semiconductor Materials & Equipment 0.7%
143,679	Gudeng Precision Industrial Co. Ltd.	1,832,643

	Semiconductors 11.4%
76,333	ASPEED Technology, Inc.	12,413,586
193,510	LEENO Industrial, Inc.	7,276,173
804,728	Silergy Corp.	9,802,576

		29,492,335

	Total Common Stocks (cost $159,118,992)	255,325,195

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Investments (cost $159,118,992) 98.6%§	$255,325,195
	Other Assets less Liabilities 1.4%	3,574,118

	NET ASSETS 100.0%	$258,899,313

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 72.28%. See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries:

Country	%
China	5.1
India	37.2
Indonesia	1.2
Malaysia	1.5
Mexico	10.2
Philippines	0.4
Poland	2.3
Saudi Arabia	2.3
South Africa	3.7
South Korea	3.9
Taiwan	17.3
United Kingdom	9.1
United States	4.3
Vietnam	1.5

TOTAL	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.8%

	Airport Services 3.1%
89,986	Grupo Aeroportuario del Centro Norte SAB de CV	$1,182,102

	Automotive Retail 1.7%
18,820	Aldrees Petroleum & Transport Services Co.	639,209

	Broadline Retail 9.4%
1,370	MercadoLibre, Inc.*	3,580,673

	Computer & Electronics Retail 2.6%
141,600	FPT Digital Retail JSC*	972,632

	Consumer Finance 15.9%
302,200	Bajaj Finance Ltd.	3,300,433
39,227	Cholamandalam Financial Holdings Ltd.	991,381
92,820	Cholamandalam Investment & Finance Co. Ltd.	1,763,466

		6,055,280

	Distillers & Vintners 2.5%
181,250	Ginebra San Miguel, Inc.	933,117

	Diversified Banks 20.4%
91,052	Banca Transilvania SA	655,792
1,216,300	Bank Central Asia Tbk. PT	650,170
44,428	Bank for Foreign Trade of Vietnam JSC*	96,976
602,630	HD Bank	503,047
955,505	Military Commercial Joint Stock Bank	944,017
132,888	NU Holdings Ltd., Class A*	1,823,223
37,527	TBC Bank Group PLC	2,390,957
544,100	Vietnam Technological & Commercial Joint Stock Bank*	712,497

		7,776,679

	Diversified Support Services 1.2%
486,702	Frontken Corp. Bhd.	458,382

	Drug Retail 0.4%
5,341	Corporativo Fragua SAB de CV	157,069

	Electrical Components & Equipment 1.4%
68,300	WEG SA	537,791

	Food Retail 0.5%
6,080	BBB Foods, Inc., Class A*	168,781

	Health Care Facilities 8.6%
15,380	Akdital Holding	2,479,970
10,882	Dr. Sulaiman Al Habib Medical Services Group Co.	786,724

		3,266,694

	Health Care Services 1.0%
8,817	Voxel SA	392,372

	Interactive Home Entertainment 7.2%
17,217	Sea Ltd., ADR*	2,753,687

	Interactive Media & Services 7.5%
556,035	Baltic Classifieds Group PLC	2,846,890

	IT Consulting & Other Services 6.4%
1,315	Elm Co.	351,116
334,825	FPT Corp.	1,514,839
6,396	Globant SA*	581,013

		2,446,968

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life & Health Insurance 4.0%
4,128	Bupa Arabia for Cooperative Insurance Co.	$196,026
7,329	Co. for Cooperative Insurance	308,766
83,467	Discovery Ltd.	1,014,662

		1,519,454

	Property & Casualty Insurance 4.6%
171,622	Qualitas Controladora SAB de CV	1,762,362

	Semiconductor Materials & Equipment 1.8%
8,177	Camtek Ltd.*	691,447

	Soft Drinks & Non-Alcoholic Beverages 0.6%
5,888,600	Sariguna Primatirta Tbk. PT	223,184

	Total Common Stocks (cost $27,322,207)	38,364,773

	Total Investments (cost $27,322,207) 100.8%§	38,364,773
	Liabilities less Other Assets (0.8%)	(294,040)

	NET ASSETS 100.0%	$38,070,733

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 48.01%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Frontier Emerging Small Countries Fund’s investments were in the following countries:

Country	%
Brazil	6.2
India	15.8
Indonesia	2.3
Israel	1.8
Malaysia	1.2
Mexico	8.5
Morocco	6.5
Philippines	2.4
Poland	1.0
Romania	1.7
Saudi Arabia	5.9
Singapore	7.2
South Africa	2.6
United Kingdom	13.7
United States	10.8
Vietnam	12.4

TOTAL	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.0%

	Application Software 7.8%
144,764	Clearwater Analytics Holdings, Inc., Class A*	$3,174,674
7,911	Guidewire Software, Inc.*	1,862,645
63,710	nCino, Inc.*	1,781,969
35,712	Q2 Holdings, Inc.*	3,342,286
191,600	Rakus Co. Ltd.	3,071,153
107,074	Technology One Ltd.	2,886,249

		16,118,976

	Asset Management & Custody Banks 4.1%
26,764	Cohen & Steers, Inc.	2,016,667
17,315	Hamilton Lane, Inc., Class A	2,460,808
144,119	Kfin Technologies Ltd.	2,266,674
77,664	Netwealth Group Ltd.	1,717,423

		8,461,572

	Automotive Parts & Equipment 2.1%
32,909	Modine Manufacturing Co.*	3,241,536
31,143	XPEL, Inc.*	1,118,034

		4,359,570

	Automotive Retail 1.9%
103,833	Valvoline, Inc.*	3,932,156

	Biotechnology 0.1%
119,677	C4 Therapeutics, Inc.*	171,138
117,164	Sangamo Therapeutics, Inc.*	63,421

		234,559

	Broadline Retail 1.9%
29,070	Ollie’s Bargain Outlet Holdings, Inc.*	3,830,845

	Building Products 2.6%
96,717	Trex Co., Inc.*	5,259,470

	Cargo Ground Transportation 2.0%
14,710	Saia, Inc.*	4,030,393

	Consumer Finance 4.5%
155,362	Cholamandalam Financial Holdings Ltd.	3,926,452
597,119	Five-Star Business Finance Ltd.*	5,378,473

		9,304,925

	Diversified Support Services 2.1%
152,300	Japan Elevator Service Holdings Co. Ltd.	4,384,261

	Drug Retail 2.0%
176,900	Sugi Holdings Co. Ltd.	4,043,964

	Electrical Components & Equipment 1.8%
88,431	Voltronic Power Technology Corp.	3,814,512

	Health Care Equipment 1.7%
10,081	DiaSorin SpA	1,078,970
18,401	Inspire Medical Systems, Inc.*	2,387,898

		3,466,868

	Health Care Facilities 5.8%
44,290	Ensign Group, Inc.	6,832,175
342,989	Max Healthcare Institute Ltd.	5,103,241

		11,935,416

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 0.8%
150,412	Vijaya Diagnostic Centre Ltd.	$1,728,492

	Home Furnishing Retail 0.9%
209,012	Arhaus, Inc.*	1,812,134

	Home Improvement Retail 1.0%
26,496	Floor & Decor Holdings, Inc., Class A*	2,012,636

	Homebuilding 1.1%
20,361	LGI Homes, Inc.*	1,048,998
61,209	Smith Douglas Homes Corp.*	1,188,679

		2,237,677

	Human Resource & Employment Services 2.5%
17,364	Paylocity Holding Corp.*	3,146,183
200,300	SMS Co. Ltd.	2,054,658

		5,200,841

	Industrial Machinery & Supplies & Components 5.7%
8,464	Kadant, Inc.	2,686,897
15,791	RBC Bearings, Inc.*	6,076,377
19,507	Standex International Corp.	3,052,455

		11,815,729

	Insurance Brokers 0.9%
18,459	Goosehead Insurance, Inc., Class A	1,947,609

	Interactive Media & Services 0.5%
33,485	Hemnet Group AB	983,146

	Investment Banking & Brokerage 1.0%
294,860	AJ Bell PLC	2,077,308

	IT Consulting & Other Services 4.0%
23,148	Globant SA*	2,102,764
51,233	Persistent Systems Ltd.	3,611,143
103,553	Softcat PLC	2,440,415

		8,154,322

	Leisure Products 0.7%
47,779	YETI Holdings, Inc.*	1,505,994

	Life Sciences Tools & Services 3.1%
52,688	Divi’s Laboratories Ltd.	4,185,996
6,762	Medpace Holdings, Inc.*	2,122,321

		6,308,317

	Managed Health Care 3.8%
74,934	HealthEquity, Inc.*	7,850,086

	Other Specialty Retail 1.0%
16,504	Five Below, Inc.*	2,164,995

	Packaged Foods & Meats 1.7%
50,752	Freshpet, Inc.*	3,449,106

	Personal Care Products 1.9%
66,083	BellRing Brands, Inc.*	3,828,188

	Pharmaceuticals 0.1%
136,683	Esperion Therapeutics, Inc.*	134,551

	Regional Banks 4.9%
719,393	AU Small Finance Bank Ltd.	6,859,563

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
69,550	Bank OZK	$3,273,023

		10,132,586

	Research & Consulting Services 3.0%
121,227	BayCurrent, Inc.	6,236,453

	Semiconductor Materials & Equipment 4.7%
31,025	Camtek Ltd.*	2,623,474
86,114	Gudeng Precision Industrial Co. Ltd.	1,098,395
21,440	Nova Ltd.*	5,900,288

		9,622,157

	Semiconductors 7.4%
37,347	ASPEED Technology, Inc.	6,073,523
56,232	LEENO Industrial, Inc.	2,114,380
32,869	Melexis NV	2,801,754
349,741	Silergy Corp.	4,260,276

		15,249,933

	Specialty Chemicals 1.1%
14,594	Balchem Corp.	2,323,365

	Trading Companies & Distributors 5.0%
64,300	Diploma PLC	4,316,451
308,800	MonotaRO Co. Ltd.	6,078,989

		10,395,440

	Transaction & Payment Processing Services 3.8%
79,544	Shift4 Payments, Inc., Class A*	7,883,606

	Total Common Stocks (cost $145,351,464)	208,232,158

	Total Investments (cost $145,351,464) 101.0%§	208,232,158
	Liabilities less Other Assets (1.0%)	(2,012,531)

	NET ASSETS 100.0%	$206,219,627

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 43.40%. See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Global Opportunities Fund’s investments were in the following countries:

Country	%
Australia	2.2
Belgium	1.4
India	15.9
Israel	4.1
Italy	0.5
Japan	12.4
South Korea	1.0
Sweden	0.5
Taiwan	7.3
United Kingdom	4.2
United States	50.5

TOTAL	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.0%

	Aerospace & Defense 3.7%
2,054	HEICO Corp., Class A	$531,472

	Application Software 13.2%
4,367	Descartes Systems Group, Inc.*	443,611
513	HubSpot, Inc.*	285,551
4,602	Procore Technologies, Inc.*	314,869
988	Roper Technologies, Inc.	560,038
2,348	Xero Ltd.*	277,837

		1,881,906

	Broadline Retail 8.5%
3,728	Dollarama, Inc.	525,274
264	MercadoLibre, Inc.*	689,998

		1,215,272

	Building Products 2.0%
5,234	Trex Co., Inc.*	284,625

	Cargo Ground Transportation 2.7%
2,375	Old Dominion Freight Line, Inc.	385,463

	Consumer Finance 4.9%
63,716	Bajaj Finance Ltd.	695,865

	Distributors 2.2%
1,102	Pool Corp.	321,211

	Diversified Banks 4.8%
15,308	HDFC Bank Ltd.	357,372
23,660	NU Holdings Ltd., Class A*	324,615

		681,987

	Diversified Support Services 2.8%
8,269	Copart, Inc.*	405,760

	Drug Retail 3.2%
19,900	Sugi Holdings Co. Ltd.	454,917

	Electrical Components & Equipment 2.3%
42,000	WEG SA	330,706

	Electronic Components 4.1%
5,879	Amphenol Corp., Class A	580,551

	Electronic Equipment & Instruments 3.4%
11,033	Halma PLC	484,945

	Financial Exchanges & Data 3.7%
1,671	Morningstar, Inc.	524,577

	Health Care Equipment 1.9%
2,476	DiaSorin SpA	265,007

	Home Improvement Retail 1.9%
3,628	Floor & Decor Holdings, Inc., Class A*	275,583

	Hotels, Resorts & Cruise Lines 1.7%
4,117	Trip.com Group Ltd.	241,110

	Industrial Machinery & Supplies & Components 3.4%
1,257	RBC Bearings, Inc.*	483,694

	Interactive Media & Services 4.1%
4,205	Scout24 SE	580,495

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	IT Consulting & Other Services 1.5%
2,369	Globant SA*	$215,200

	Managed Health Care 4.3%
5,878	HealthEquity, Inc.*	615,779

	Movies & Entertainment 2.7%
494	Spotify Technology SA*	379,066

	Research & Consulting Services 4.0%
11,117	BayCurrent, Inc.	571,908

	Semiconductor Materials & Equipment 3.1%
701	ASM International NV	449,676

	Semiconductors 4.6%
582	Monolithic Power Systems, Inc.	425,663
19,420	Silergy Corp.	236,560

		662,223

	Trading Companies & Distributors 2.4%
17,276	MonotaRO Co. Ltd.	340,093

	Transaction & Payment Processing Services 2.9%
4,139	Shift4 Payments, Inc., Class A*	410,216

	Total Common Stocks (cost $10,292,870)	14,269,307

	Total Investments (cost $10,292,870) 100.0%§	14,269,307
	Other Assets less Liabilities 0.0%	6,196

	NET ASSETS 100.0%	$14,275,503

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 34.72%. See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Global Select Fund’s investments were in the following countries:

Country	%
Australia	1.9
Brazil	4.6
Canada	6.8
China	1.7
Germany	4.1
India	7.4
Italy	1.9
Japan	9.6
Netherlands	3.1
Sweden	2.6
Taiwan	1.7
United Kingdom	3.4
United States	51.2

TOTAL	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.7%

	Broadline Retail 1.8%
174,000	Alibaba Group Holding Ltd.	$2,463,134

	Consumer Staples Merchandise Retail 3.0%
35,000	Dollar General Corp.	4,003,300

	Diversified Banks 16.5%
55,000	Citigroup, Inc.	4,681,600
187,000	ING Groep NV, ADR	4,089,690
19,000	JPMorgan Chase & Co.	5,508,290
47,500	Toronto-Dominion Bank	3,493,740
162,000	United Overseas Bank Ltd.	4,585,199

		22,358,519

	Diversified Metals & Mining 2.0%
115,000	BHP Group Ltd.	2,766,623

	Electric Utilities 10.4%
44,000	Duke Energy Corp.	5,192,000
66,000	Evergy, Inc.	4,549,380
99,000	Exelon Corp.	4,298,580

		14,039,960

	Food Retail 2.8%
90,000	Koninklijke Ahold Delhaize NV	3,758,980

	Health Care Services 2.6%
20,000	Quest Diagnostics, Inc.	3,592,600

	Industrial REITs 1.9%
1,625,000	Mapletree Industrial Trust	2,608,278

	Integrated Oil & Gas 8.0%
24,000	Chevron Corp.	3,436,560
69,000	Suncor Energy, Inc.	2,584,681
78,000	TotalEnergies SE	4,767,569

		10,788,810

	Integrated Telecommunication Services 7.1%
110,000	AT&T, Inc.	3,183,400
17,000,000	Telkom Indonesia Persero Tbk. PT	2,908,386
80,000	Verizon Communications, Inc.	3,461,600

		9,553,386

	IT Consulting & Other Services 2.8%
41,000	Amdocs Ltd.	3,740,840

	Managed Health Care 2.3%
58,500	Centene Corp.*	3,175,380

	Multi-Line Insurance 3.1%
87,000	AXA SA	4,272,138

	Other Specialized REITs 3.2%
132,000	VICI Properties, Inc.	4,303,200

	Paper Products 1.5%
73,500	UPM-Kymmene OYJ	2,007,139

	Pharmaceuticals 10.7%
39,900	Johnson & Johnson	6,094,725
42,950	Novartis AG	5,213,146

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
180,000	Shionogi & Co. Ltd.	$3,240,410

		14,548,281

	Property & Casualty Insurance 1.6%
21,000	Axis Capital Holdings Ltd.	2,180,220

	Rail Transportation 3.3%
19,400	Union Pacific Corp.	4,463,552

	Reinsurance 2.6%
5,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,571,340

	Retail REITs 2.2%
140,000	Kimco Realty Corp.	2,942,800

	Semiconductors 1.2%
72,000	Intel Corp.	1,612,800

	Technology Hardware, Storage & Peripherals 2.7%
81,500	Samsung Electronics Co. Ltd.	3,604,061

	Tobacco 3.9%
56,000	KT&G Corp.	5,285,641

	Trading Companies & Distributors 1.5%
90,000	Toyota Tsusho Corp.	2,038,612

	Total Common Stocks (cost $99,101,102)	133,679,594

	Total Investments (cost $99,101,102) 98.7%§	133,679,594
	Other Assets less Liabilities 1.3%	1,726,722

	NET ASSETS 100.0%	$135,406,316

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 39.21%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Global Value Fund’s investments were in the following countries:

Country	%
Australia	2.1
Canada	4.5
China	1.8
Finland	1.5
France	6.8
Germany	2.7
Indonesia	2.2
Japan	3.9
Netherlands	5.9
Singapore	5.4
South Korea	6.6
Switzerland	3.9
United States	52.7

TOTAL	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.3%

	Airport Services 2.2%
373,819	Grupo Aeroportuario del Centro Norte SAB de CV	$4,910,676

	Apparel Retail 1.5%
64,565	Aritzia, Inc.*	3,345,005

	Application Software 7.0%
50,727	Descartes Systems Group, Inc.*	5,152,977
299,000	Rakus Co. Ltd.	4,792,665
219,815	Technology One Ltd.	5,925,256

		15,870,898

	Asset Management & Custody Banks 4.1%
302,051	JTC PLC	3,538,276
120,290	Kfin Technologies Ltd.	1,891,897
177,474	Netwealth Group Ltd.	3,924,571

		9,354,744

	Broadline Retail 1.9%
91,900	Ryohin Keikaku Co. Ltd.	4,407,406

	Building Products 2.4%
164,527	Carel Industries SpA	4,385,676
69,789	Munters Group AB	1,022,779

		5,408,455

	Casinos & Gaming 2.4%
197,300	Sportradar Group AG, Class A*	5,540,184

	Commercial & Residential Mortgage Finance 2.2%
89,273	Aavas Financiers Ltd.*	2,179,505
392,295	OSB Group PLC	2,818,511

		4,998,016

	Communications Equipment 0.5%
1,608,802	Plover Bay Technologies Ltd.	1,188,132

	Consumer Finance 4.1%
296,627	Cholamandalam Financial Holdings Ltd.	7,496,631
211,182	Five-Star Business Finance Ltd.*	1,902,195

		9,398,826

	Diversified Banks 2.1%
38,100	Rakuten Bank Ltd.*	1,746,614
48,265	TBC Bank Group PLC	3,075,107

		4,821,721

	Diversified Real Estate Activities 1.1%
256,640	Patrizia SE	2,486,563

	Diversified Support Services 2.5%
201,293	Japan Elevator Service Holdings Co. Ltd.	5,794,623

	Drug Retail 2.8%
279,000	Sugi Holdings Co. Ltd.	6,377,987

	Electrical Components & Equipment 0.9%
47,227	Voltronic Power Technology Corp.	2,037,158

	Electronic Equipment & Instruments 5.0%
147,163	Halma PLC	6,468,416
150,617	Lagercrantz Group AB, Class B	3,625,466

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
5,743	Park Systems Corp.	$1,209,627

		11,303,509

	Health Care Equipment 2.2%
47,070	DiaSorin SpA	5,037,907

	Health Care Facilities 1.6%
242,393	Max Healthcare Institute Ltd.	3,606,500

	Health Care Technology 0.7%
56,827	JMDC, Inc.	1,566,669

	Human Resource & Employment Services 2.8%
2,723	Benefit Systems SA	2,395,194
388,205	SMS Co. Ltd.	3,982,169

		6,377,363

	Industrial Machinery & Supplies & Components 3.3%
81,000	Airtac International Group	2,411,619
11,629	Kardex Holding AG	4,044,667
29,376	Stabilus SE	958,666

		7,414,952

	Interactive Media & Services 10.1%
1,075,600	Baltic Classifieds Group PLC	5,507,054
130,093	Hemnet Group AB	3,819,632
106,200	Kakaku.com, Inc.	1,969,387
419,420	Rightmove PLC	4,539,557
52,035	Scout24 SE	7,183,369

		23,018,999

	Investment Banking & Brokerage 2.6%
828,768	AJ Bell PLC	5,838,726

	IT Consulting & Other Services 4.3%
61,083	Endava PLC, ADR*	935,791
15,890	Globant SA*	1,443,448
8,324	Reply SpA	1,438,554
257,381	Softcat PLC	6,065,650

		9,883,443

	Life & Health Insurance 1.4%
271,848	Discovery Ltd.	3,304,704

	Movies & Entertainment 1.7%
31,533	CTS Eventim AG & Co. KGaA	3,921,150

	Property & Casualty Insurance 5.5%
156,200	Definity Financial Corp.	9,104,163
325,118	Qualitas Controladora SAB de CV	3,338,591

		12,442,754

	Regional Banks 2.1%
361,961	AU Small Finance Bank Ltd.	3,451,374
16,739	EQB, Inc.	1,272,987

		4,724,361

	Research & Consulting Services 3.2%
124,300	BayCurrent, Inc.	6,394,542
125,700	Rise Consulting Group, Inc.	972,610

		7,367,152

	Semiconductor Materials & Equipment 1.4%
21,407	Camtek Ltd.*	1,810,176

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
136,200	Japan Material Co. Ltd.	$1,391,761

		3,201,937

	Semiconductors 4.0%
10,479	ASPEED Technology, Inc.	1,704,138
69,098	LEENO Industrial, Inc.	2,598,155
24,192	Melexis NV	2,062,127
229,768	Silergy Corp.	2,798,857

		9,163,277

	Specialty Chemicals 0.8%
10,669	AlzChem Group AG	1,746,768

	Trading Companies & Distributors 7.9%
85,411	Diploma PLC	5,733,630
429,348	MonotaRO Co. Ltd.	8,452,079
249,783	OEM International AB, Class B	3,688,724

		17,874,433

	Total Common Stocks (cost $141,869,485)	223,734,998

	Total Investments (cost $141,869,485) 98.3%§	223,734,998
	Other Assets less Liabilities 1.7%	3,759,735

	NET ASSETS 100.0%	$227,494,733

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 78.14%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch International Growth Fund’s investments were in the following countries:

Country	%
Australia	4.4
Belgium	0.9
Canada	8.4
Germany	7.3
Hong Kong	0.5
India	9.2
Israel	0.8
Italy	4.9
Japan	21.4
Mexico	3.7
Poland	1.1
South Africa	1.5
South Korea	1.7
Sweden	5.4
Switzerland	4.3
Taiwan	4.0
United Kingdom	19.9
United States	0.6

TOTAL	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.2%

	Alternative Carriers 2.6%
116,307	Chief Telecom, Inc.	$1,611,490

	Application Software 12.9%
13,873	Atoss Software SE	2,306,600
103,801	Bytes Technology Group PLC	729,104
123,618	m-up Holdings, Inc.	1,772,502
76,632	Rakus Co. Ltd.	1,228,333
3,142	Sidetrade*	928,608
46,900	Smaregi, Inc.	990,442

		7,955,589

	Asset Management & Custody Banks 6.2%
76,193	JTC PLC	892,538
57,463	Prudent Corporate Advisory Services Ltd.	1,815,284
119,827	Tatton Asset Management PLC	1,111,888

		3,819,710

	Building Products 0.4%
23,998	KRN Heat Exchanger & Refrigeration Ltd.*	237,691

	Commercial & Residential Mortgage Finance 6.6%
68,387	Aavas Financiers Ltd.*	1,669,596
196,555	Mortgage Advice Bureau Holdings Ltd.	2,383,854

		4,053,450

	Commodity Chemicals 2.3%
110,430	Berger Paints India Ltd.	763,108
13,272	Supreme Industries Ltd.	679,763

		1,442,871

	Communications Equipment 0.5%
410,618	Plover Bay Technologies Ltd.	303,250

	Construction Machinery & Heavy Transportation Equipment 1.2%
52,663	Action Construction Equipment Ltd.	748,843

	Consumer Finance 1.0%
41,950	Premium Group Co. Ltd.	610,342

	Data Processing & Outsourced Services 1.4%
295,300	Infomart Corp.	853,392

	Distributors 1.5%
37,966	Supply Network Ltd.	934,414

	Diversified Support Services 12.8%
243,041	CMS Info Systems Ltd.	1,418,440
802,131	Frontken Corp. Bhd.	755,457
113,200	Japan Elevator Service Holdings Co. Ltd.	3,258,689
723,156	Johnson Service Group PLC	1,508,813
239,997	Prestige International, Inc.	1,004,367

		7,945,766

	Drug Retail 0.7%
45,000	Apotea Sverige AB*	418,764

	Electrical Components & Equipment 1.5%
21,631	Voltronic Power Technology Corp.	933,063

	Electronic Equipment & Instruments 5.6%
96,000	Blackline Safety Corp.*	507,582
41,203	Nayax Ltd.*	2,080,846

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
4,288	Park Systems Corp.	$903,165

		3,491,593

	Food Retail 4.9%
16,726	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,614,525
946,900	Sheng Siong Group Ltd.	1,393,564

		3,008,089

	Health Care Facilities 1.8%
59,763	Rainbow Children’s Medicare Ltd.	1,088,493

	Health Care Services 2.6%
138,893	Vijaya Diagnostic Centre Ltd.	1,596,119

	Human Resource & Employment Services 2.2%
1,571	Benefit Systems SA	1,381,877

	Industrial Machinery & Supplies & Components 1.2%
116,657	Elgi Equipments Ltd.	729,937

	Interactive Media & Services 7.6%
499,784	Baltic Classifieds Group PLC	2,558,886
62,326	Hemnet Group AB	1,829,940
22,439	MarkLines Co. Ltd.	297,728

		4,686,554

	Investment Banking & Brokerage 2.7%
239,498	AJ Bell PLC	1,687,279

	IT Consulting & Other Services 2.0%
57,758	baudroie, Inc.*	1,266,213

	Personal Care Products 2.2%
89,187	Sarantis SA	1,386,764

	Property & Casualty Insurance 2.6%
155,998	Qualitas Controladora SAB de CV	1,601,921

	Real Estate Services 1.9%
19,944	AZOOM Co. Ltd.	1,200,798

	Regional Banks 1.6%
13,251	EQB, Inc.	1,007,728

	Research & Consulting Services 3.7%
90,000	Rise Consulting Group, Inc.	696,380
179,800	SIGMAXYZ Holdings, Inc.	1,563,338

		2,259,718

	Semiconductor Materials & Equipment 0.6%
30,822	Gudeng Precision Industrial Co. Ltd.	393,138

	Semiconductors 4.5%
12,628	Elmos Semiconductor SE	1,336,367
38,225	LEENO Industrial, Inc.	1,437,299

		2,773,666

	Trading Companies & Distributors 0.9%
93,342	Ashtead Technology Holdings PLC	568,166

	Total Common Stocks (cost $32,904,835)	61,996,688

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Investments (cost $32,904,835) 100.2%§	$61,996,688
	Liabilities less Other Assets (0.2%)	(145,258)

	NET ASSETS 100.0%	$61,851,430

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 81.64%. See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch International Opportunities Fund’s investments were in the following countries:

Country	%
Australia	1.5
Canada	2.4
France	1.5
Germany	5.9
Greece	2.2
Hong Kong	0.5
India	17.3
Israel	6.0
Japan	23.8
Malaysia	1.2
Mexico	2.6
Poland	2.2
Singapore	2.3
South Korea	3.8
Sweden	3.6
Taiwan	4.7
United Kingdom	18.5

TOTAL	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.4%

	Aerospace & Defense 2.6%
4,868	BAE Systems PLC	$126,339

	Apparel, Accessories & Luxury Goods 1.9%
34	Hermes International SCA	92,169

	Application Software 7.2%
48	Constellation Software, Inc.	176,004
1,102	Descartes Systems Group, Inc.*	111,944
544	Xero Ltd.*	64,371

		352,319

	Asset Management & Custody Banks 1.5%
56	Partners Group Holding AG	73,266

	Automobile Manufacturers 4.5%
444	Ferrari NV	217,520

	Broadline Retail 7.2%
1,877	Dollarama, Inc.	264,468
1,777	Ryohin Keikaku Co. Ltd.	85,223

		349,691

	Building Products 3.8%
181	Belimo Holding AG	184,494

	Casinos & Gaming 3.8%
6,634	Sportradar Group AG, Class A*	186,283

	Diversified Banks 2.4%
2,534	Rakuten Bank Ltd.*	116,166

	Diversified Real Estate Activities 3.7%
4,700	Sumitomo Realty & Development Co. Ltd.	181,511

	Drug Retail 2.7%
5,800	Sugi Holdings Co. Ltd.	132,589

	Electronic Equipment & Instruments 3.5%
3,882	Halma PLC	170,630

	Health Care Equipment 2.4%
1,115	DiaSorin SpA	119,339

	Industrial Machinery & Supplies & Components 1.3%
146	VAT Group AG	61,865

	Interactive Home Entertainment 5.1%
2,600	Nintendo Co. Ltd.	249,677

	Interactive Media & Services 7.1%
959	REA Group Ltd.	151,866
1,414	Scout24 SE	195,201

		347,067

	Movies & Entertainment 5.1%
325	Spotify Technology SA*	249,386

	Pharmaceuticals 2.0%
4,100	Daiichi Sankyo Co. Ltd.	94,989

	Property & Casualty Insurance 5.3%
4,432	Definity Financial Corp.	258,320

	Real Estate Services 3.9%
1,079	FirstService Corp.	188,289

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Research & Consulting Services 5.6%
2,350	BayCurrent, Inc.	$120,895
899	Wolters Kluwer NV	150,347

		271,242

	Semiconductor Materials & Equipment 7.1%
294	ASM International NV	188,594
1,060	BE Semiconductor Industries NV	158,527

		347,121

	Soft Drinks & Non-Alcoholic Beverages 2.1%
1,935	Coca-Cola HBC AG	101,089

	Trading Companies & Distributors 2.0%
5,000	MonotaRO Co. Ltd.	98,429

	Transaction & Payment Processing Services 2.6%
70	Adyen NV*	128,558

	Total Common Stocks (cost $3,413,153)	4,698,348

	Total Investments (cost $3,413,153) 96.4%§	4,698,348
	Other Assets less Liabilities 3.6%	176,719

	NET ASSETS 100.0%	$4,875,067

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 66.95%. See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch International Select Fund’s investments were in the following countries:

Country	%
Australia	4.6
Canada	21.3
France	1.9
Germany	4.1
Italy	7.2
Japan	23.0
Netherlands	13.3
Sweden	5.3
Switzerland	10.8
United Kingdom	8.5

TOTAL	100.0%

WASATCH INTERNATIONAL VALUE FUND (WAIVX / WGIVX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 95.4%

	Automotive Parts & Equipment 2.0%
3,950	Magna International, Inc.	$152,692

	Broadline Retail 1.9%
10,300	Alibaba Group Holding Ltd.	145,806

	Construction & Engineering 1.8%
3,000	Bouygues SA	135,674

	Diversified Banks 19.4%
19,000	HSBC Holdings PLC	229,828
11,700	ING Groep NV	256,437
247,000	Krung Thai Bank PCL	161,836
17,200	Nordea Bank Abp	255,524
31,000	Piraeus Financial Holdings SA	214,761
2,710	Toronto-Dominion Bank	199,327
5,200	United Overseas Bank Ltd.	147,179

		1,464,892

	Diversified Metals & Mining 2.4%
2,600	Rio Tinto Ltd.	184,055

	Electronic Manufacturing Services 2.1%
17,500	Venture Corp. Ltd.	157,044

	Food Retail 2.1%
3,813	Koninklijke Ahold Delhaize NV	159,255

	Health Care Distributors 2.0%
9,100	Medipal Holdings Corp.	147,583

	Industrial Machinery & Supplies & Components 2.4%
2,400	ANDRITZ AG	178,747

	Industrial REITs 1.7%
78,000	Mapletree Industrial Trust	125,197

	Integrated Oil & Gas 8.7%
20,000	BP PLC	99,646
11,900	Eni SpA	192,234
4,400	Suncor Energy, Inc.	164,820
3,200	TotalEnergies SE	195,593

		652,293

	Integrated Telecommunication Services 6.2%
4,200	Deutsche Telekom AG	153,735
18,032	Telekom Austria AG	204,974
630,000	Telkom Indonesia Persero Tbk. PT	107,781

		466,490

	Multi-Line Insurance 2.5%
3,900	AXA SA	191,510

	Multi-Utilities 7.0%
9,536	Engie SA	224,123
20,500	National Grid PLC	300,912

		525,035

	Paper Products 2.3%
6,400	UPM-Kymmene OYJ	174,771

	Pharmaceuticals 9.1%
6,700	GSK PLC	127,745
1,750	Novartis AG	212,410

WASATCH INTERNATIONAL VALUE FUND (WAIVX / WGIVX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
1,970	Sanofi SA	$190,723
8,500	Shionogi & Co. Ltd.	153,020

		683,898

	Real Estate Development 3.0%
213,000	Sino Land Co. Ltd.	226,874

	Regional Banks 2.2%
14,500	Shizuoka Financial Group, Inc.	168,709

	Reinsurance 3.8%
200	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	129,867
920	Swiss Re AG	159,148

		289,015

	Soft Drinks & Non-Alcoholic Beverages 2.4%
5,600	Suntory Beverage & Food Ltd.	179,085

	Technology Hardware, Storage & Peripherals 2.6%
4,450	Samsung Electronics Co. Ltd.	196,786

	Tobacco 5.4%
4,600	British American Tobacco PLC	218,713
6,400	Japan Tobacco, Inc.	188,540

		407,253

	Trading Companies & Distributors 2.4%
7,900	Toyota Tsusho Corp.	178,945

	Total Common Stocks (cost $6,267,422)	7,191,609

	Total Investments (cost $6,267,422) 95.4%§	7,191,609
	Other Assets less Liabilities 4.6%	346,952

	NET ASSETS 100.0%	$7,538,561

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 83.68%. See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch International Value Fund’s investments were in the following countries:

Country	%
Australia	2.6
Austria	5.3
Canada	7.2
China	2.0
Finland	6.0
France	13.0
Germany	3.9
Greece	3.0
Hong Kong	3.2
Indonesia	1.5
Italy	2.7
Japan	14.1
Netherlands	5.8
Singapore	6.0
South Korea	2.7
Switzerland	5.2
Thailand	2.2
United Kingdom	13.6

TOTAL	100.0%

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 121.5%

	Agricultural & Farm Machinery 1.6%
4,355	Alamo Group, Inc.	$951,045

	Application Software 14.7%
8,662	Guidewire Software, Inc.* ††	2,039,468
3,194	HubSpot, Inc.* ††	1,777,876
4,985	Roper Technologies, Inc.††	2,825,698
9,451	Workday, Inc., Class A* ††	2,268,240

		8,911,282

	Asset Management & Custody Banks 3.2%
13,573	Hamilton Lane, Inc., Class A††	1,928,995

	Automotive Parts & Equipment 0.9%
15,522	XPEL, Inc.* ††	557,240

	Automotive Retail 3.2%
51,363	Valvoline, Inc.*	1,945,117

	Biotechnology 2.8%
357,257	C4 Therapeutics, Inc.*	510,878
168,804	MacroGenics, Inc.*	204,253
57,441	Nkarta, Inc.*	95,352
25,452	Nurix Therapeutics, Inc.* ††	289,898
279,690	Sangamo Therapeutics, Inc.*	151,396
15,754	Viking Therapeutics, Inc.* ††	417,481

		1,669,258

	Broadcasting 2.1%
74,823	TEGNA, Inc.††	1,254,033

	Building Products 2.0%
22,815	Trex Co., Inc.* ††	1,240,680

	Cargo Ground Transportation 2.1%
7,751	Old Dominion Freight Line, Inc.††	1,257,987

	Construction Machinery & Heavy Transportation Equipment 2.1%
11,342	Oshkosh Corp.††	1,287,771

	Consumer Finance 2.2%
96,109	EZCORP, Inc., Class A* ††	1,333,993

	Distributors 2.6%
5,339	Pool Corp.††	1,556,212

	Electronic Equipment & Instruments 2.9%
13,694	Novanta, Inc.* ††	1,765,567

	Electronic Manufacturing Services 4.4%
9,113	Fabrinet*	2,685,419

	Financial Exchanges & Data 4.5%
8,633	Morningstar, Inc.††	2,710,158

	Health Care Equipment 2.0%
9,445	Inspire Medical Systems, Inc.* ††	1,225,678

	Health Care Facilities 5.7%
22,172	Ensign Group, Inc.††	3,420,253

	Health Care Services 4.4%
12,973	Addus HomeCare Corp.* ††	1,494,360
39,034	Pennant Group, Inc.*	1,165,165

		2,659,525

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 2.2%
5,346	UFP Technologies, Inc.* ††	$1,305,279

	Home Improvement Retail 2.2%
17,605	Floor & Decor Holdings, Inc., Class A* ††	1,337,276

	Homebuilding 2.1%
20,143	Champion Homes, Inc.* ††	1,261,153

	Human Resource & Employment Services 2.1%
7,165	Paylocity Holding Corp.* ††	1,298,226

	Industrial Machinery & Supplies & Components 8.3%
7,930	Kadant, Inc.††	2,517,378
6,465	RBC Bearings, Inc.* ††	2,487,732

		5,005,110

	Investment Banking & Brokerage 2.2%
20,918	Moelis & Co., Class A††	1,303,610

	IT Consulting & Other Services 1.0%
6,822	Globant SA* ††	619,710

	Leisure Products 1.7%
33,018	YETI Holdings, Inc.* ††	1,040,727

	Life Sciences Tools & Services 2.4%
4,550	Medpace Holdings, Inc.* ††	1,428,063

	Managed Health Care 4.6%
26,812	HealthEquity, Inc.* ††	2,808,825

	Oil & Gas Equipment & Services 1.8%
24,983	Cactus, Inc., Class A††	1,092,257

	Oil & Gas Storage & Transportation 1.9%
103,615	DHT Holdings, Inc.††	1,120,078

	Other Specialty Retail 1.0%
4,573	Five Below, Inc.* ††	599,886

	Packaged Foods & Meats 2.7%
32,179	Flowers Foods, Inc.††	514,221
16,340	Freshpet, Inc.* ††	1,110,466

		1,624,687

	Passenger Airlines 1.6%
9,051	Copa Holdings SA, Class A	995,338

	Pharmaceuticals 2.3%
476,030	Esperion Therapeutics, Inc.*	468,604
98,309	Phathom Pharmaceuticals, Inc.* ††	942,783

		1,411,387

	Property & Casualty Insurance 1.5%
8,942	Axis Capital Holdings Ltd. ††	928,358

	Regional Banks 3.6%
46,833	Bank OZK††	2,203,961

	Research & Consulting Services 2.2%
15,840	ICF International, Inc.††	1,341,806

	Self-Storage REITs 2.5%
47,741	National Storage Affiliates Trust††	1,527,235

	Semiconductor Materials & Equipment 1.3%
36,467	PDF Solutions, Inc.* ††	779,664

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductors 4.0%
3,304	Monolithic Power Systems, Inc.††	$2,416,480

	Technology Distributors 1.0%
14,094	ScanSource, Inc.* ††	589,270

	Transaction & Payment Processing Services 1.9%
11,104	Euronet Worldwide, Inc.* ††	1,125,724

	Total Common Stocks (cost $66,843,867)	73,524,323

	WARRANTS 0.0%

	Biotechnology 0.0%
178,571	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	17,857

	Total Warrants (cost $36,978)	17,857

	COMMON STOCKS SOLD SHORT (42.6%)

	Advertising 0.9%
(46,465)	Thryv Holdings, Inc.*	(565,014)

	Aerospace & Defense 0.6%
(9,479)	Rocket Lab Corp.*	(339,064)

	Alternative Carriers 0.7%
(18,887)	Globalstar, Inc.*	(444,789)

	Apparel Retail 0.8%
(23,060)	Revolve Group, Inc.*	(462,353)

	Apparel, Accessories & Luxury Goods 0.6%
(67,864)	Figs, Inc., Class A*	(382,753)

	Application Software 5.8%
(33,133)	Asana, Inc., Class A*	(447,296)
(22,782)	Confluent, Inc., Class A*	(567,955)
(104,429)	CS Disco, Inc.*	(456,355)
(50,760)	Domo, Inc., Class B*	(709,117)
(30,109)	Meridianlink, Inc.*	(488,669)
(60,624)	Sprinklr, Inc., Class A*	(512,879)
(37,041)	Yext, Inc.*	(314,848)

		(3,497,119)

	Asset Management & Custody Banks 0.5%
(1,589)	ARES Management Corp., Class A	(275,215)

	Biotechnology 0.7%
(8,266)	CRISPR Therapeutics AG*	(402,058)

	Communications Equipment 1.1%
(7,250)	Lumentum Holdings, Inc.*	(689,185)

	Electrical Components & Equipment 0.4%
(29,177)	Sunrun, Inc.*	(238,668)

	Electronic Equipment & Instruments 0.5%
(308,257)	SmartRent, Inc.*	(305,174)

	Health Care Equipment 0.9%
(36,952)	Alphatec Holdings, Inc.*	(410,167)
(64,583)	Pulmonx Corp.*	(167,270)

		(577,437)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 1.2%
(25,995)	Acadia Healthcare Co., Inc.*	$(589,827)
(1,531)	National HealthCare Corp.	(163,832)

		(753,659)

	Health Care REITs 0.6%
(2,229)	Welltower, Inc.	(342,664)

	Health Care Services 0.5%
(102,842)	Talkspace, Inc.*	(285,901)

	Health Care Technology 0.6%
(13,755)	Phreesia, Inc.*	(391,467)

	Heavy Electrical Equipment 1.1%
(14,639)	Bloom Energy Corp., Class A*	(350,165)
(8,512)	NuScale Power Corp.*	(336,735)

		(686,900)

	Homebuilding 0.7%
(17,752)	Legacy Housing Corp.*	(402,260)

	Hotels, Resorts & Cruise Lines 2.0%
(4,011)	Hyatt Hotels Corp., Class A	(560,136)
(54,347)	Lindblad Expeditions Holdings, Inc.*	(634,230)

		(1,194,366)

	Household Appliances 0.6%
(3,429)	SharkNinja, Inc.*	(339,437)

	Human Resource & Employment Services 1.0%
(10,492)	Dayforce, Inc.*	(581,152)

	Interactive Home Entertainment 0.8%
(4,741)	ROBLOX Corp., Class A*	(498,753)

	Interactive Media & Services 1.9%
(25,434)	Angi, Inc.*	(388,123)
(271,519)	Nextdoor Holdings, Inc.*	(450,721)
(39,282)	Snap, Inc., Class A*	(341,361)

		(1,180,205)

	Internet Services & Infrastructure 1.2%
(2,268)	MongoDB, Inc.*	(476,257)
(2,039)	Twilio, Inc., Class A*	(253,570)

		(729,827)

	Investment Banking & Brokerage 1.0%
(6,660)	Robinhood Markets, Inc., Class A*	(623,576)

	Leisure Facilities 0.5%
(9,321)	Life Time Group Holdings, Inc.*	(282,706)

	Leisure Products 0.6%
(48,780)	Peloton Interactive, Inc., Class A*	(338,533)

	Life Sciences Tools & Services 0.9%
(5,659)	Revvity, Inc.	(547,338)

	Multi-Family Residential REITs 0.5%
(19,394)	Elme Communities	(308,365)

	Other Specialty Retail 0.1%
(173,254)	Leslie’s, Inc.*	(72,749)

	Packaged Foods & Meats 1.9%
(367,999)	BRC, Inc., Class A*	(482,079)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
(1,823)	J.M. Smucker Co.	$(179,019)
(2,842)	The Marzetti Co.	(491,012)

		(1,152,110)

	Passenger Airlines 0.9%
(61,953)	Frontier Group Holdings, Inc.*	(224,890)
(31,944)	Joby Aviation, Inc.*	(337,009)

		(561,899)

	Personal Care Products 0.8%
(102,542)	Coty, Inc., Class A*	(476,820)

	Real Estate Development 0.9%
(8,524)	Howard Hughes Holdings, Inc.*	(575,370)

	Real Estate Services 1.9%
(571,707)	Opendoor Technologies, Inc.*	(304,720)
(77,291)	Real Brokerage, Inc.* (Canada)	(348,582)
(6,912)	Zillow Group, Inc., Class C*	(484,186)

		(1,137,488)

	Restaurants 1.7%
(5,601)	Cava Group, Inc.*	(471,772)
(36,827)	Sweetgreen, Inc., Class A*	(547,986)

		(1,019,758)

	Semiconductors 0.5%
(34,109)	SkyWater Technology, Inc.*	(335,633)

	Specialty Chemicals 0.8%
(7,548)	Albemarle Corp.	(473,033)

	Telecom Tower REITs 0.7%
(1,794)	SBA Communications Corp.	(421,303)

	Trading Companies & Distributors 0.6%
(11,034)	Xometry, Inc., Class A*	(372,839)

	Transaction & Payment Processing Services 1.9%
(7,149)	Affirm Holdings, Inc.*	(494,282)
(61,371)	Payoneer Global, Inc.*	(420,391)
(11,216)	Remitly Global, Inc.*	(210,524)

		(1,125,197)

	Water Utilities 0.7%
(9,141)	California Water Service Group	(415,733)

	Total Investments Sold Short (proceeds $26,789,004) (42.6%)	(25,805,870)

	Total Investments, Net of Investments Sold Short (cost $40,091,841) 78.9%	47,736,310
	Other Assets less Liabilities 21.1%	12,777,485

	NET ASSETS 100.0%	$60,513,795

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2025 amounted to approximately $17,857 and represented 0.03% of net assets.

††All or a portion of this security has been designated as collateral for short sales.

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Long/Short Alpha Fund’s investments, excluding securities sold short, were in the following countries:

Country	%
Norway	1.5
Panama	1.4
United States	97.1

TOTAL	100.0%

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.9%

	Aerospace & Defense 1.8%
351,201	TAT Technologies Ltd.*	$10,725,679

	Apparel Retail 1.5%
57,409	Boot Barn Holdings, Inc.*	8,726,168

	Application Software 10.1%
126,037	Agilysys, Inc.*	14,448,882
374,922	Alkami Technology, Inc.*	11,300,149
612,999	AudioEye, Inc.*	7,141,438
367,729	Red Violet, Inc.	18,092,267
1,102,010	Weave Communications, Inc.*	9,168,723

		60,151,459

	Automotive Parts & Equipment 1.7%
279,945	XPEL, Inc.*	10,050,026

	Biotechnology 0.0%
609,978	BriaPro Therapeutics Corp.* *** †	6,100

	Construction & Engineering 5.6%
134,339	Construction Partners, Inc., Class A*	14,277,549
96,112	Limbach Holdings, Inc.*	13,465,291
643,856	Orion Group Holdings, Inc.*	5,839,774

		33,582,614

	Consumer Finance 2.6%
1,132,232	EZCORP, Inc., Class A*	15,715,380

	Education Services 4.1%
551,640	Lincoln Educational Services Corp.*	12,715,302
349,370	Universal Technical Institute, Inc.*	11,840,149

		24,555,451

	Electronic Components 2.2%
131,271	Bel Fuse, Inc., Class B	12,823,864

	Electronic Equipment & Instruments 6.3%
527,342	Arlo Technologies, Inc.*	8,943,720
2,414,680	Blackline Safety Corp.*	12,767,172
219,235	Napco Security Technologies, Inc.	6,509,087
134,929	PAR Technology Corp.*	9,360,025

		37,580,004

	Financial Exchanges & Data 0.9%
2,790,338	Open Lending Corp.*	5,413,256

	Footwear 0.9%
226,155	Steven Madden Ltd.	5,423,197

	Health Care Equipment 1.1%
590,052	Axogen, Inc.*	6,402,064

	Health Care Services 6.0%
126,937	Addus HomeCare Corp.*	14,621,873
359,362	Castle Biosciences, Inc.*	7,338,172
470,904	Pennant Group, Inc.*	14,056,484

		36,016,529

	Health Care Supplies 3.5%
313,220	OrthoPediatrics Corp.*	6,727,965

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
57,848	UFP Technologies, Inc.*	$14,124,168

		20,852,133

	Home Furnishings 0.6%
4,592,168	Purple Innovation, Inc.*	3,348,609

	Homebuilding 1.6%
496,202	Smith Douglas Homes Corp.* ‡‡	9,636,243

	Human Resource & Employment Services 1.3%
763,979	Asure Software, Inc.*	7,456,435

	Industrial Machinery & Supplies & Components 4.6%
519,506	Kornit Digital Ltd.*	10,343,365
109,128	Standex International Corp.	17,076,349

		27,419,714

	Internet Services & Infrastructure 1.0%
244,144	Couchbase, Inc.*	5,952,231

	Investment Banking & Brokerage 2.0%
607,750	Perella Weinberg Partners	11,802,505

	IT Consulting & Other Services 1.5%
768,765	Grid Dynamics Holdings, Inc.*	8,879,236

	Leisure Products 1.5%
1,431,135	Latham Group, Inc.*	9,130,641

	Packaged Foods & Meats 7.0%
128,618	Freshpet, Inc.*	8,740,879
1,890,734	Mama’s Creations, Inc.* ‡‡	15,693,092
454,923	Vital Farms, Inc.*	17,523,634

		41,957,605

	Personal Care Products 1.0%
442,925	Lifevantage Corp.	5,793,459

	Pharmaceuticals 0.4%
241,683	Phathom Pharmaceuticals, Inc.*	2,317,740

	Property & Casualty Insurance 3.9%
353,060	American Integrity Insurance Group, Inc.*	6,492,773
287,423	Bowhead Specialty Holdings, Inc.*	10,786,985
38,253	HCI Group, Inc.	5,822,107

		23,101,865

	Regional Banks 3.4%
217,249	Esquire Financial Holdings, Inc.	20,564,789

	Research & Consulting Services 3.1%
102,274	ICF International, Inc.	8,663,630
156,374	Willdan Group, Inc.*	9,774,939

		18,438,569

	Restaurants 2.9%
348,816	First Watch Restaurant Group, Inc.*	5,595,009
137,068	Kura Sushi USA, Inc., Class A*	11,798,813

		17,393,822

	Semiconductor Materials & Equipment 2.0%
576,349	Veeco Instruments, Inc.*	11,711,412

	Semiconductors 3.2%
77,851	Impinj, Inc.*	8,646,911

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
49,862	SiTime Corp.*	$10,624,595

		19,271,506

	Soft Drinks & Non-Alcoholic Beverages 3.0%
494,800	Vita Coco Co., Inc.*	17,862,280

	Systems Software 1.1%
239,580	TECSYS, Inc.	6,799,902

	Technology Distributors 2.5%
141,867	Climb Global Solutions, Inc.	15,167,001

	Trading Companies & Distributors 2.0%
1,400,399	NPK International, Inc.*	11,917,396

	Total Common Stocks (cost $491,537,426)	583,946,884

	PREFERRED STOCKS 1.3%

	Textiles 1.3%
339,559	Johnnie-O Holdings, Inc., Series A Pfd.* *** †	7,640,078

	Total Preferred Stocks (cost $10,000,013)	7,640,078

	WARRANTS 0.0%

	Biotechnology 0.0%
1,556,949	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	155,695

	Pharmaceuticals 0.0%
7,500	IM Cannabis Corp., expiring 5/7/2026* *** †	—

	Total Warrants (cost $939,374)	155,695

	Total Investments (cost $502,476,813) 99.2%	591,742,657
	Other Assets less Liabilities 0.8%	4,719,874

	NET ASSETS 100.0%	$596,462,531

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2025 amounted to approximately $7,801,873 and represented 1.31% of net assets.

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Micro Cap Fund’s investments were in the following countries:

Country	%
Canada	3.3
Israel	3.6
United States	93.1

TOTAL	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.3%

	Aerospace & Defense 1.8%
196,181	TAT Technologies Ltd.*	$5,991,368

	Apparel Retail 0.9%
165,796	Shoe Carnival, Inc.	3,102,043

	Apparel, Accessories & Luxury Goods 0.9%
204,790	Lakeland Industries, Inc.	2,787,192

	Application Software 9.5%
321,088	AudioEye, Inc.*	3,740,675
137,269	I3 Verticals, Inc., Class A*	3,772,152
281,621	PROS Holdings, Inc.*	4,410,185
196,630	Red Violet, Inc.	9,674,196
243,230	SoundThinking, Inc.*	3,175,367
757,393	Weave Communications, Inc.*	6,301,510

		31,074,085

	Automotive Parts & Equipment 1.0%
36,210	Patrick Industries, Inc.	3,341,097

	Communications Equipment 1.8%
169,628	Digi International, Inc.*	5,913,232

	Construction & Engineering 7.6%
69,600	Construction Partners, Inc., Class A*	7,397,088
64,900	Granite Construction, Inc.	6,068,799
59,761	Limbach Holdings, Inc.*	8,372,516
352,020	Orion Group Holdings, Inc.*	3,192,821

		25,031,224

	Consumer Finance 2.1%
489,235	EZCORP, Inc., Class A*	6,790,582

	Diversified Support Services 1.6%
40,605	VSE Corp.	5,318,443

	Education Services 1.8%
249,729	Lincoln Educational Services Corp.*	5,756,253

	Electronic Components 2.1%
68,760	Bel Fuse, Inc., Class B	6,717,164

	Electronic Equipment & Instruments 5.4%
383,935	Arlo Technologies, Inc.*	6,511,538
970,559	Blackline Safety Corp.*	5,131,650
47,635	PAR Technology Corp.*	3,304,440
670,251	Powerfleet, Inc. NJ*	2,888,782

		17,836,410

	Electronic Manufacturing Services 1.7%
132,466	CTS Corp.	5,644,376

	Financial Exchanges & Data 0.9%
1,499,977	Open Lending Corp.*	2,909,955

	Food Distributors 2.0%
103,600	Chefs’ Warehouse, Inc.*	6,610,716

	Health Care Equipment 2.1%
2,329,567	AOTI, Inc.*	2,877,911
377,795	Axogen, Inc.*	4,099,076

		6,976,987

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 4.0%
41,119	Addus HomeCare Corp.*	$4,736,498
116,000	Pennant Group, Inc.*	3,462,600
697,838	Viemed Healthcare, Inc.*	4,822,060

		13,021,158

	Health Care Supplies 2.0%
26,749	UFP Technologies, Inc.*	6,531,036

	Home Furnishing Retail 1.1%
398,423	Arhaus, Inc.*	3,454,327

	Homebuilding 3.1%
101,200	Champion Homes, Inc.*	6,336,132
72,100	LGI Homes, Inc.*	3,714,592

		10,050,724

	Industrial Machinery & Supplies & Components 4.2%
143,462	Graham Corp.*	7,102,804
43,505	Standex International Corp.	6,807,662

		13,910,466

	Investment Banking & Brokerage 4.1%
263,000	JDC Group AG*	7,249,344
321,500	Perella Weinberg Partners	6,243,530

		13,492,874

	IT Consulting & Other Services 1.3%
358,736	Grid Dynamics Holdings, Inc.*	4,143,401

	Leisure Products 1.5%
763,508	Latham Group, Inc.*	4,871,181

	Mortgage REITs 1.2%
373,000	Sunrise Realty Trust, Inc.	3,953,800

	Packaged Foods & Meats 5.7%
1,196,000	LT Foods Ltd.	6,787,054
644,298	Mama’s Creations, Inc.*	5,347,674
171,141	Vital Farms, Inc.*	6,592,351

		18,727,079

	Pharmaceuticals 1.1%
520,720	Journey Medical Corp.*	3,738,770

	Property & Casualty Insurance 5.7%
237,132	American Integrity Insurance Group, Inc.*	4,360,857
140,000	Bowhead Specialty Holdings, Inc.*	5,254,200
17,354	HCI Group, Inc.	2,641,279
109,982	Skyward Specialty Insurance Group, Inc.*	6,355,860

		18,612,196

	Regional Banks 5.5%
35,455	Axos Financial, Inc.*	2,695,998
67,790	Esquire Financial Holdings, Inc.	6,417,002
316,000	Finwise Bancorp*	4,743,160
127,500	Third Coast Bancshares, Inc.*	4,165,425

		18,021,585

	Research & Consulting Services 2.9%
57,000	ICF International, Inc.	4,828,470
76,029	Willdan Group, Inc.*	4,752,573

		9,581,043

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Materials & Equipment 3.5%
58,213	Camtek Ltd.*	$4,922,491
317,271	Veeco Instruments, Inc.*	6,446,947

		11,369,438

	Soft Drinks & Non-Alcoholic Beverages 1.5%
136,738	Vita Coco Co., Inc.*	4,936,242

	Technology Distributors 2.1%
62,882	Climb Global Solutions, Inc.	6,722,715

	Technology Hardware, Storage & Peripherals 1.2%
162,138	CPI Card Group, Inc.*	3,845,913

	Trading Companies & Distributors 4.4%
187,000	ADENTRA, Inc.	3,961,777
149,551	Karat Packaging, Inc.	4,211,356
713,305	NPK International, Inc.*	6,070,226

		14,243,359

	Total Common Stocks (cost $239,098,736)	325,028,434

	WARRANTS 0.0%

	Trading Companies & Distributors 0.0%
—	Greenlane Holdings, Inc., expiring 2/24/2026* *** †	—

	Total Warrants (cost $396,902)	—

	Total Investments (cost $239,495,638) 99.3%§	325,028,434
	Other Assets less Liabilities 0.7%	2,439,841

	NET ASSETS 100.0%	$327,468,275

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2025 amounted to approximately $0 and represented 0.00% of net assets.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.07%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Micro Cap Value Fund’s investments were in the following countries:

Country	%
Canada	2.8
Germany	2.2
India	2.1
Israel	3.4
United States	89.5

TOTAL	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.0%

	Aerospace & Defense 2.1%
468,733	Loar Holdings, Inc.*	$40,390,723

	Application Software 9.8%
501,403	Agilysys, Inc.*	57,480,840
910,510	Alkami Technology, Inc.*	27,442,771
1,498,596	Clearwater Analytics Holdings, Inc., Class A*	32,864,210
1,383,415	nCino, Inc.*	38,694,118
484,236	Procore Technologies, Inc.*	33,131,427

		189,613,366

	Asset Management & Custody Banks 1.8%
639,298	StepStone Group, Inc., Class A	35,481,039

	Automotive Parts & Equipment 1.3%
676,177	XPEL, Inc.*	24,274,754

	Automotive Retail 2.5%
1,289,996	Valvoline, Inc.*	48,852,149

	Broadline Retail 4.8%
599,504	Global-e Online Ltd.*	20,107,364
544,286	Ollie’s Bargain Outlet Holdings, Inc.*	71,726,009

		91,833,373

	Building Products 2.8%
364,876	AAON, Inc.	26,909,605
489,365	Trex Co., Inc.*	26,611,669

		53,521,274

	Construction & Engineering 4.3%
478,042	Construction Partners, Inc., Class A*	50,806,304
235,292	Limbach Holdings, Inc.*	32,964,409

		83,770,713

	Diversified Support Services 1.3%
1,515,243	ACV Auctions, Inc., Class A*	24,577,241

	Electronic Manufacturing Services 3.9%
258,172	Fabrinet*	76,078,125

	Health Care Equipment 2.6%
241,252	Inspire Medical Systems, Inc.*	31,307,272
138,948	TransMedics Group, Inc.*	18,620,422

		49,927,694

	Health Care Facilities 3.8%
480,165	Ensign Group, Inc.	74,070,253

	Health Care Services 2.4%
406,035	Addus HomeCare Corp.*	46,771,172

	Health Care Supplies 2.2%
173,482	UFP Technologies, Inc.*	42,357,365

	Health Care Technology 1.3%
2,082,298	Certara, Inc.*	24,362,887

	Home Improvement Retail 1.7%
436,610	Floor & Decor Holdings, Inc., Class A*	33,164,896

	Homebuilding 0.7%
279,047	LGI Homes, Inc.*	14,376,501

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Human Resource & Employment Services 3.0%
315,752	Paylocity Holding Corp.*	$57,211,105

	Industrial Machinery & Supplies & Components 4.1%
203,144	RBC Bearings, Inc.*	78,169,811

	Insurance Brokers 2.2%
408,147	Goosehead Insurance, Inc., Class A	43,063,590

	IT Consulting & Other Services 2.1%
222,508	Globant SA*	20,212,627
1,819,886	Grid Dynamics Holdings, Inc.*	21,019,683

		41,232,310

	Life Sciences Tools & Services 2.4%
145,444	Medpace Holdings, Inc.*	45,649,054

	Managed Health Care 3.9%
720,279	HealthEquity, Inc.*	75,456,428

	Other Specialty Retail 1.5%
226,654	Five Below, Inc.*	29,732,472

	Packaged Foods & Meats 3.1%
470,762	Freshpet, Inc.*	31,992,985
710,644	Vital Farms, Inc.*	27,374,007

		59,366,992

	Personal Care Products 2.6%
849,170	BellRing Brands, Inc.*	49,192,418

	Regional Banks 3.0%
514,637	Pinnacle Financial Partners, Inc.	56,821,071

	Restaurants 3.3%
261,154	Dutch Bros, Inc., Class A*	17,855,099
320,744	Shake Shack, Inc., Class A*	45,096,606

		62,951,705

	Semiconductor Materials & Equipment 6.4%
446,110	Camtek Ltd.*	37,723,062
311,735	Nova Ltd.*	85,789,471

		123,512,533

	Systems Software 3.7%
1,162,876	JFrog Ltd.*	51,026,999
724,190	Onestream, Inc.*	20,494,577

		71,521,576

	Trading Companies & Distributors 2.4%
379,343	SiteOne Landscape Supply, Inc.*	45,877,742

	Transaction & Payment Processing Services 5.0%
873,165	Paymentus Holdings, Inc., Class A*	28,596,154
683,068	Shift4 Payments, Inc., Class A*	67,698,869

		96,295,023

	Total Common Stocks (cost $1,279,596,268)	1,889,477,355

	PREFERRED STOCKS 0.7%

	Textiles 0.7%
611,205	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	13,752,113

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Preferred Stocks (cost $17,999,987)	$13,752,113

	Total Investments (cost $1,297,596,255) 98.7%	1,903,229,468
	Other Assets less Liabilities 1.3%	25,832,850

	NET ASSETS 100.0%	$1,929,062,318

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2025 amounted to approximately $13,752,113 and represented 0.71% of net assets.

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Small Cap Growth Fund’s investments were in the following countries:

Country	%
Israel	7.5
United States	92.5

TOTAL	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.2%

	Agricultural & Farm Machinery 1.7%
121,916	Alamo Group, Inc.	$26,624,016

	Agricultural Products & Services 1.5%
709,679	Fresh Del Monte Produce, Inc.	23,007,793

	Application Software 0.7%
1,303,188	Weave Communications, Inc.*	10,842,524

	Asset Management & Custody Banks 4.9%
716,571	Artisan Partners Asset Management, Inc., Class A	31,765,592
331,115	Cohen & Steers, Inc.	24,949,515
137,913	Hamilton Lane, Inc., Class A	19,600,196

		76,315,303

	Automotive Retail 2.4%
976,528	Valvoline, Inc.*	36,981,115

	Broadcasting 1.8%
1,678,185	TEGNA, Inc.	28,126,381

	Broadline Retail 2.5%
297,852	Ollie’s Bargain Outlet Holdings, Inc.*	39,250,937

	Building Products 4.2%
79,230	CSW Industrials, Inc.	22,725,541
2,023,981	Janus International Group, Inc.*	16,475,206
262,173	UFP Industries, Inc.	26,049,509

		65,250,256

	Cargo Ground Transportation 1.2%
65,122	Saia, Inc.*	17,842,777

	Commodity Chemicals 1.9%
201,727	Hawkins, Inc.	28,665,407

	Construction & Engineering 2.0%
325,818	Granite Construction, Inc.	30,467,241

	Construction Machinery & Heavy Transportation Equipment 2.4%
393,753	Allison Transmission Holdings, Inc.	37,402,597

	Education Services 3.6%
150,047	Grand Canyon Education, Inc.*	28,358,883
829,261	Universal Technical Institute, Inc.*	28,103,655

		56,462,538

	Electronic Equipment & Instruments 1.9%
1,745,977	Arlo Technologies, Inc.*	29,611,770

	Electronic Manufacturing Services 6.6%
647,678	Benchmark Electronics, Inc.	25,149,337
746,338	CTS Corp.	31,801,462
151,035	Fabrinet*	44,506,994

		101,457,793

	Health Care Facilities 2.7%
268,424	Ensign Group, Inc.	41,407,086

	Health Care Supplies 1.9%
120,411	UFP Technologies, Inc.*	29,399,550

	Homebuilding 2.1%
279,992	Champion Homes, Inc.*	17,530,299

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
280,821	LGI Homes, Inc.*	$14,467,898

		31,998,197

	Industrial Machinery & Supplies & Components 7.0%
119,174	Enpro, Inc.	22,827,780
426,347	Helios Technologies, Inc.	14,227,199
133,815	Kadant, Inc.	42,479,572
186,646	Standex International Corp.	29,206,366

		108,740,917

	Investment Banking & Brokerage 1.8%
434,207	Moelis & Co., Class A	27,059,780

	IT Consulting & Other Services 1.1%
182,276	Globant SA*	16,557,952

	Leisure Products 1.3%
621,838	YETI Holdings, Inc.*	19,600,334

	Life Sciences Tools & Services 2.1%
105,646	Medpace Holdings, Inc.*	33,158,054

	Managed Health Care 2.1%
306,839	HealthEquity, Inc.*	32,144,454

	Mortgage REITs 1.2%
1,774,836	Arbor Realty Trust, Inc.	18,990,745

	Oil & Gas Equipment & Services 1.0%
362,965	Cactus, Inc., Class A	15,868,830

	Oil & Gas Exploration & Production 1.4%
469,597	Matador Resources Co.	22,409,169

	Oil & Gas Storage & Transportation 0.7%
1,050,741	DHT Holdings, Inc.	11,358,510

	Other Specialty Retail 1.0%
122,840	Five Below, Inc.*	16,114,151

	Packaged Foods & Meats 2.2%
1,304,949	Flowers Foods, Inc.	20,853,085
186,424	Freshpet, Inc.*	12,669,375

		33,522,460

	Paper Products 1.4%
441,385	Sylvamo Corp.	22,113,388

	Passenger Airlines 1.5%
217,293	Copa Holdings SA, Class A	23,895,711

	Regional Banks 9.3%
432,446	Axos Financial, Inc.*	32,883,194
667,235	Bank OZK	31,400,079
318,919	FB Financial Corp.	14,447,031
236,179	Hancock Whitney Corp.	13,556,675
291,120	Pinnacle Financial Partners, Inc.	32,142,559
261,779	ServisFirst Bancshares, Inc.	20,290,490

		144,720,028

	Research & Consulting Services 1.5%
276,937	ICF International, Inc.	23,459,333

	Self-Storage REITs 1.8%
888,870	National Storage Affiliates Trust	28,434,951

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Materials & Equipment 5.2%
265,514	Camtek Ltd.*	$22,451,864
150,989	Nova Ltd.*	41,552,173
801,507	Veeco Instruments, Inc.*	16,286,622

		80,290,659

	Soft Drinks & Non-Alcoholic Beverages 2.3%
979,312	Vita Coco Co., Inc.*	35,353,163

	Specialized Consumer Services 1.9%
496,463	Frontdoor, Inc.*	29,261,529

	Technology Distributors 1.2%
440,065	ScanSource, Inc.*	18,399,118

	Transaction & Payment Processing Services 4.2%
308,340	Euronet Worldwide, Inc.*	31,259,509
335,090	Shift4 Payments, Inc., Class A*	33,210,770

		64,470,279

	Total Common Stocks (cost $1,274,317,852)	1,537,036,796

	Total Investments (cost $1,274,317,852) 99.2%	1,537,036,796
	Other Assets less Liabilities 0.8%	12,488,059

	NET ASSETS 100.0%	$1,549,524,855

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Small Cap Value Fund’s investments were in the following countries:

Country	%
Israel	4.2
Norway	0.7
Panama	1.6
United States	93.5

TOTAL	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.2%

	Application Software 4.8%
225,601	Procore Technologies, Inc.*	$15,435,621
172,807	Q2 Holdings, Inc.*	16,173,007

		31,608,628

	Biotechnology 8.5%
5,149,948	C4 Therapeutics, Inc.* ‡‡	7,364,425
509,688	Dyne Therapeutics, Inc.*	4,852,230
378,372	Exact Sciences Corp.*	20,106,688
723,893	Immatics NV*	3,894,544
2,822,577	MacroGenics, Inc.*	3,415,318
1,585,065	Nkarta, Inc.*	2,631,208
420,943	Nurix Therapeutics, Inc.*	4,794,541
5,594,097	Sangamo Therapeutics, Inc.*	3,028,085
225,322	Viking Therapeutics, Inc.*	5,971,033

		56,058,072

	Broadline Retail 3.7%
252,051	Global-e Online Ltd.*	8,453,791
122,085	Ollie’s Bargain Outlet Holdings, Inc.*	16,088,361

		24,542,152

	Building Products 1.9%
227,949	Trex Co., Inc.*	12,395,867

	Distributors 1.6%
35,714	Pool Corp.	10,409,917

	Environmental & Facilities Services 3.9%
220,792	Casella Waste Systems, Inc., Class A*	25,474,981

	Financial Exchanges & Data 1.1%
31,821	MarketAxess Holdings, Inc.	7,106,902

	Footwear 1.6%
202,985	On Holding AG, Class A*	10,565,369

	Health Care Equipment 9.2%
203,030	Artivion, Inc.*	6,314,233
461,234	AtriCure, Inc.*	15,114,638
140,978	Inspire Medical Systems, Inc.*	18,294,715
171,381	PROCEPT BioRobotics Corp.*	9,871,546
84,025	TransMedics Group, Inc.*	11,260,190

		60,855,322

	Health Care Services 1.9%
627,208	Castle Biosciences, Inc.*	12,807,587

	Health Care Supplies 2.5%
7,713,340	Cerus Corp.*	10,875,809
405,747	RxSight, Inc.*	5,274,711

		16,150,520

	Home Improvement Retail 1.6%
134,973	Floor & Decor Holdings, Inc., Class A*	10,252,549

	Human Resource & Employment Services 2.4%
88,656	Paylocity Holding Corp.*	16,063,581

	Industrial Machinery & Supplies & Components 2.8%
47,688	RBC Bearings, Inc.*	18,350,342

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Insurance Brokers 2.2%
137,391	Goosehead Insurance, Inc., Class A	$14,496,125

	IT Consulting & Other Services 1.3%
90,706	Globant SA*	8,239,733

	Managed Health Care 3.9%
247,250	HealthEquity, Inc.*	25,901,909

	Oil & Gas Exploration & Production 1.8%
212,954	Magnolia Oil & Gas Corp., Class A	4,787,206
154,876	Matador Resources Co.	7,390,683

		12,177,889

	Other Specialty Retail 1.3%
63,289	Five Below, Inc.*	8,302,251

	Packaged Foods & Meats 3.4%
330,197	Freshpet, Inc.*	22,440,188

	Personal Care Products 1.9%
212,115	BellRing Brands, Inc.*	12,287,822

	Pharmaceuticals 3.0%
413,172	Arvinas, Inc.*	3,040,946
7,020,569	Esperion Therapeutics, Inc.*	6,911,048
1,010,788	Phathom Pharmaceuticals, Inc.*	9,693,457

		19,645,451

	Regional Banks 1.9%
259,549	Bank OZK	12,214,376

	Semiconductor Materials & Equipment 12.0%
52,158	BE Semiconductor Industries NV	7,800,407
100,751	Camtek Ltd.*	8,519,505
338,449	Kulicke & Soffa Industries, Inc.	11,710,335
70,754	Nova Ltd.*	19,471,501
1,056,172	PDF Solutions, Inc.*	22,580,957
453,400	Veeco Instruments, Inc.*	9,213,088

		79,295,793

	Semiconductors 1.8%
54,831	SiTime Corp.*	11,683,390

	Specialty Chemicals 1.5%
63,282	Balchem Corp.	10,074,494

	Systems Software 9.1%
47,773	CyberArk Software Ltd.*	19,437,878
476,485	JFrog Ltd.*	20,908,162
62,986	Monday.com Ltd.*	19,807,837

		60,153,877

	Transaction & Payment Processing Services 3.6%
236,263	Shift4 Payments, Inc., Class A*	23,416,026

	Total Common Stocks (cost $536,798,141)	632,971,113

	PREFERRED STOCKS 1.7%

	Textiles 1.7%
509,338	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	11,460,105

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Preferred Stocks (cost $15,000,004)	$11,460,105

	WARRANTS 0.0%

	Biotechnology 0.0%
3,026,385	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	302,639

	Total Warrants (cost $626,686)	302,639

	Total Investments (cost $552,424,831) 97.9%§	644,733,857
	Other Assets less Liabilities 2.1%	13,539,444

	NET ASSETS 100.0%	$658,273,301

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2025 amounted to approximately $11,762,744 and represented 1.79% of net assets.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.18%.

See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch Ultra Growth Fund’s investments were in the following countries:

Country	%
Germany	0.6
Israel	11.8
Netherlands	1.2
Switzerland	1.6
United States	84.8

TOTAL	100.0%

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.9%

	Aerospace & Defense 4.1%
4,828	HEICO Corp., Class A	$1,249,245

	Application Software 23.6%
2,964	ANSYS, Inc.*	1,041,016
3,750	Guidewire Software, Inc.*	882,938
1,342	HubSpot, Inc.*	746,997
3,549	Manhattan Associates, Inc.*	700,821
14,298	Procore Technologies, Inc.*	978,269
2,214	Roper Technologies, Inc.	1,254,984
1,048	Tyler Technologies, Inc.*	621,296
3,883	Workday, Inc., Class A*	931,920

		7,158,241

	Asset Management & Custody Banks 2.4%
5,181	Hamilton Lane, Inc., Class A	736,324

	Automotive Retail 3.0%
24,012	Valvoline, Inc.*	909,334

	Broadline Retail 1.4%
12,977	Global-e Online Ltd.*	435,249

	Building Products 1.8%
10,336	Trex Co., Inc.*	562,072

	Cargo Ground Transportation 2.7%
5,011	Old Dominion Freight Line, Inc.	813,285

	Distributors 2.5%
2,635	Pool Corp.	768,050

	Diversified Support Services 3.1%
19,193	Copart, Inc.*	941,800

	Electrical Components & Equipment 4.2%
7,026	AMETEK, Inc.	1,271,425

	Electronic Components 4.1%
12,468	Amphenol Corp., Class A	1,231,215

	Electronic Equipment & Instruments 2.4%
5,776	Novanta, Inc.*	744,700

	Electronic Manufacturing Services 3.8%
3,959	Fabrinet*	1,166,638

	Financial Exchanges & Data 3.8%
3,634	Morningstar, Inc.	1,140,822

	Health Care Equipment 1.4%
3,230	Inspire Medical Systems, Inc.*	419,157

	Health Care Facilities 3.7%
7,273	Ensign Group, Inc.	1,121,933

	Home Improvement Retail 2.1%
8,238	Floor & Decor Holdings, Inc., Class A*	625,758

	Human Resource & Employment Services 2.0%
3,281	Paylocity Holding Corp.*	594,484

	Industrial Machinery & Supplies & Components 3.7%
2,887	RBC Bearings, Inc.*	1,110,918

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 2.6%
2,546	Medpace Holdings, Inc.*	$799,087

	Managed Health Care 4.6%
13,367	HealthEquity, Inc.*	1,400,327

	Personal Care Products 2.7%
14,105	BellRing Brands, Inc.*	817,103

	Restaurants 2.9%
2,589	Wingstop, Inc.	871,820

	Semiconductor Materials & Equipment 3.9%
4,258	Nova Ltd.*	1,171,802

	Semiconductors 2.6%
1,069	Monolithic Power Systems, Inc.	781,845

	Transaction & Payment Processing Services 3.8%
11,783	Shift4 Payments, Inc., Class A*	1,167,813

	Total Common Stocks (cost $24,725,032)	30,010,447

	Total Investments (cost $24,725,032) 98.9%	30,010,447
	Other Assets less Liabilities 1.1%	344,134

	NET ASSETS 100.0%	$30,354,581

	*Non-income producing. See Notes to Schedules of Investments.

At June 30, 2025, the Wasatch U.S. Select Fund’s investments were in the following countries:

Country	%
Israel	5.4
United States	94.6

TOTAL	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	JUNE 30, 2025 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 99.0%
$41,000,000	U.S. Treasury Bond, 1.25%, 5/15/50	$19,729,648
45,200,000	U.S. Treasury Bond, 1.375%, 8/15/50	22,328,094
41,100,000	U.S. Treasury Bond, 1.875%, 11/15/51	22,913,250
160,000,000	U.S. Treasury STRIPS Principal, 0.00%, 8/15/47	53,796,963
33,700,000	U.S. Treasury STRIPS Principal, 2.00%, 8/15/51	9,413,641
35,200,000	U.S. Treasury STRIPS Principal, 3.625%, 5/15/53	9,142,103

	Total U.S. Government Obligations (cost $169,986,121)	137,323,699

	Total Investments (cost $169,986,121) 99.0%	137,323,699
	Other Assets less Liabilities 1.0%	1,370,110

	NET ASSETS 100.0%	$138,693,809

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2025 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Global Select Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Long/Short Alpha Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each classified as a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Frontier Emerging Small Countries Fund, International Select Fund, International Value Fund and U.S. Select Fund are each classified as a non-diversified fund. Each Fund maintains its own investment objective(s). The investment objective(s) adopted by each Fund are included in each Fund’s summary description in the Fund’s Statutory Prospectus and each Fund’s Summary Prospectus.

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 20 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012; Emerging Markets Select Fund, which commenced operations on December 13, 2012; Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016; Global Select Fund and International Select Fund, which commenced operations on October 1, 2019; Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020; Long/Short Alpha Fund, which commenced operations on October 1, 2021; U.S. Select Fund, which commenced operations on June 13, 2022; and International Value Fund, which commenced operations on November 29, 2024. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors LP, d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Value, International Growth, International Opportunities, International Select, International Value, Long/Short Alpha, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and U.S. Select Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2025. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly they follow the investment company accounting and reporting guidance in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current spot exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing spot exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2025 (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

For financial reporting purposes, estimates on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Equity Funds (the Long/Short Alpha Fund in particular) may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the lender for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. These contracts may involve market risk in excess of the

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2025 (UNAUDITED)

FINANCIAL DERIVATIVE INSTRUMENTS (continued)

unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions during the period ended June 30, 2025.

5. FEDERAL INCOME TAX INFORMATION

As of June 30, 2025, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$3,483,799,460	$392,246,029	$296,796,169	$159,599,335	$27,347,648

Gross appreciation	$1,282,246,163	$235,917,533	$115,068,629	$99,025,098	$12,223,697
Gross (depreciation)	(310,407,933)	(4,856,413)	(29,750,123)	(3,299,238)	(1,206,572)

Net appreciation	$971,838,230	$201,061,120	$85,318,506	$95,725,860	$11,017,125

	Global Opportunities Fund	Global Select Fund	Global Value Fund	International Growth Fund	International Opportunities Fund
Cost	$146,133,995	$10,433,596	$100,191,686	$144,491,929	$33,998,644

Gross appreciation	$70,157,431	$4,551,341	$36,755,083	$81,222,046	$28,224,796
Gross (depreciation)	(8,059,268)	(715,630)	(3,267,175)	(1,978,977)	(226,752)

Net appreciation	$62,098,163	$3,835,711	$33,487,908	$79,243,069	$27,998,044

	International Select Fund	International Value Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Cost	$3,419,201	$6,267,450	$40,347,675	$508,790,469	$239,662,182

Gross appreciation	$1,409,659	$955,476	$17,754,247	$112,439,838	$97,497,564
Gross (depreciation)	(130,512)	(31,317)	(10,365,612)	(29,487,650)	(12,131,312)

Net appreciation	$1,279,147	$924,159	$7,388,635	$82,952,188	$85,366,252

	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Cost	$1,303,607,558	$1,291,358,140	$562,870,457	$24,959,207	$169,986,121

Gross appreciation	$671,698,443	$318,426,269	$193,788,979	$5,661,328	$—
Gross (depreciation)	(72,076,533)	(72,747,613)	(111,925,579)	(610,088)	(32,662,422)

Net appreciation (depreciation)	$599,621,910	$245,678,656	$81,863,400	$5,051,240	$(32,662,422)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2025 (UNAUDITED)

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2025 with an “affiliated company” as so defined:

	Value, Beginning Of the Period	Purchases At Cost	Proceeds From Sales	Value, End Of the Period	Dividends Credited to Income for the Period ended 6/30/2025		Gain (Loss) Realized on Sale of Shares For the Period ended 6/30/2025	Change in Unrealized Appreciation For the Period ended 6/30/2025
Core Growth Fund
Common Stock
Arhaus, Inc.	$53,777,392	$5,739,959	$654,861	$43,501,352		$—	$(359,487)	$(15,001,651)

Micro Cap Fund
Common Stock
Smith Douglas Homes Corp.	$8,051,447	$7,504,502	$155,715	$9,636,243		$—	$(136,281)	$(5,627,710)
Mama’s Creations Inc	15,589,420	4,101,029	4,894,666	15,693,092		—	120,429	776,880

	$23,640,867	$11,605,531	$5,050,381	$25,329,335	$		$(15,852)	$(4,850,830)

Micro Cap Value Fund
Common Stock
Gen Restaurant Group, Inc.	$3,092,771	$632,209	$1,880,781	$—		$—	$(2,524,224)	$680,025

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	$16,698,121	$—	$—	$13,752,113		$—	$—	$(2,946,008)

Ultra Growth Fund
Common Stock
C4 Therapeutics Inc.	$14,876,670	$7,044,151	$—	$7,364,426		$—	$—	$(14,556,395)
Sangamo Therapeutics, Inc.*	9,504,446	497,637	11,977,984	3,028,085		—	(28,274,642)	33,278,628
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	13,915,114	—	—	11,460,105		—	—	(2,455,009)
Warrants
Sangamo Therapeutics ,Inc., expiring 9/26/2029*	938,180	—	—	302,639		—	—	(635,541)

	$39,234,410	$7,541,788	$11,977,984	$22,155,255		$—	$(28,274,642)	$15,631,683

	Share Activity				Dividends Credited to Income for the Period ended 6/30/2025	Gain (Loss) Realized on Sale of Shares For the Period ended 6/30/2025	Change in Unrealized Appreciation (Depreciation) For the Period ended 6/30/2025
	Balance 9/30/2024	Purchases/ Additions	Sales/ Reductions	Balance 6/30/2025
Core Growth Fund
Common Stock
Arhaus, Inc.	4,368,594	715,034	66,171	5,017,457	$—	$(359,487)	$(15,001,651)

Micro Cap Fund
Smith Douglas Homes Corp.	213,114	291,587	8,499	496,202	$—	$(136,281)	$(5,627,710)

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2025 (UNAUDITED)

TRANSACTIONS WITH AFFILIATES (continued)

	Share Activity				Dividends Credited to Income for the Period ended 6/30/2025	Gain (Loss) Realized on Sale of Shares For the Period ended 6/30/2025	Change in Unrealized Appreciation (Depreciation) For the Period ended 6/30/2025
	Balance 9/30/2024	Purchases/ Additions	Sales/ Reductions	Balance 6/30/2025
Mama’s Creations Inc	2,135,537	508,534	753,337	1,890,734	$—	$120,429	$776,880

	2,348,651	800,121	761,836	2,386,936	$—	$(15,852)	$(4,850,830)

Micro Cap Value Fund
Common Stock
Gen Restaurant Group, Inc.	366,442	76,602	443,044	—	$—	$(2,524,224)	$680,025

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	611,205	—	—	611,205	$—	$—	$(2,946,008)

Ultra Growth Fund
Common Stock
C4 Therapeutics Inc.	2,609,942	2,540,006	—	5,149,948	$—	$—	$(14,556,395)
Sangamo Therapeutics, Inc.*	10,973,844	1,062,379	6,442,126	5,594,097	—	(28,274,642)	33,278,628
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	509,338	—	—	509,338	—	—	(2,455,009)
Warrants
Sangamo Therapeutics ,Inc., expiring 9/26/2029*	3,026,385	—	—	3,026,385	—	—	(635,541)

	17,119,509	3,602,385	6,442,126	14,279,768	$—	$(28,274,642)	$15,631,683

*

This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on sale of shares and the total change in unrealized appreciation for the period ended September 30, 2024 is included in the Statements of Operations even though the security was not deemed an affiliated company as of the end of the year.

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2025, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Long/Short Alpha Fund
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	$36,977	$17,857	0.03%

Micro Cap Fund
BriaPro Therapeutics Corp.	Common Stocks	9/5/2023	$29	$6,100	0.00%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	10,000,013	7,640,078	1.28%
IM Cannabis Corp., expiring 5/7/2026	Warrants	5/5/2021	616,971	0	0.00%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	322,404	155,695	0.03%
			$10,939,417	$7,801,873	1.31%

Micro Cap Value Fund
Greenlane Holdings, Inc., expiring 2/24/2026	Warrants	2/22/2021	$396,902	$0	0.00%

Small Cap Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	17,999,987	16,887,594	0.71%

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2025 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Ultra Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$15,000,004	$14,460,105	1.74%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	626,686	302,639	0.05%
			$15,626,690	$11,762,744	1.79%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Advisor as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. The Advisor may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the official close price or last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no official close or sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data (including market research publications), new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market,

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

the nature and duration of the restrictions for holding the securities, a stated NAV for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2025
Core Growth Fund
Assets
Common Stocks		$4,455,637,690	$—	$—	$4,455,637,690

		$4,455,637,690	$—	$—	$4,455,637,690

Emerging India Fund
Assets
Common Stocks
	Apparel Retail	$—	$22,058,905	$—	$22,058,905
	Asset Management & Custody Banks	16,044,270	15,535,431	—	31,579,701
	Building Products	—	19,673,030	—	19,673,030
	Commodity Chemicals	—	6,487,626	—	6,487,626
	Computer & Electronics Retail	—	13,013,263	—	13,013,263
	Construction Machinery & Heavy Transportation Equipment	—	6,289,011	—	6,289,011
	Consumer Finance	—	159,168,727	—	159,168,727
	Diversified Banks	—	57,082,000	—	57,082,000
	Diversified Support Services	—	25,006,564	—	25,006,564
	Electrical Components & Equipment	—	11,462,490	—	11,462,490
	Food Retail	—	6,519,933	—	6,519,933
	Health Care Facilities	54,185,170	6,920,326	—	61,105,496
	Health Care Services	—	35,118,518	—	35,118,518
	Health Care Supplies	—	14,432,254	—	14,432,254
	Industrial Machinery & Supplies & Components	—	27,111,502	—	27,111,502
	Interactive Media & Services	—	11,296,674	—	11,296,674
	IT Consulting & Other Services	—	15,037,278	—	15,037,278
	Life Sciences Tools & Services	—	52,155,638	—	52,155,638
	Regional Banks	—	35,151,491	—	35,151,491
	Other	13,557,048	—	—	13,557,048

		$83,786,488	$539,520,661	$—	$623,307,149

Emerging Markets Select Fund
Assets
Common Stocks
	Apparel Retail	$—	$6,733,173	$—	$6,733,173
	Construction & Engineering	—	2,112,729	—	2,112,729
	Consumer Finance	—	47,771,630	—	47,771,630
	Diversified Banks	14,976,588	7,677,457	—	22,654,045
	Electrical Components & Equipment	15,729,034	10,950,713	—	26,679,747
	Electronic Equipment & Instruments	—	13,035,333	—	13,035,333
	Hotels, Resorts & Cruise Lines	7,435,013	12,624,980	—	20,059,993
	Industrial Machinery & Supplies & Components	—	5,948,635	—	5,948,635
	Interactive Media & Services	—	13,035,323	—	13,035,323
	IT Consulting & Other Services	12,593,225	5,889,159	—	18,482,384
	Life Sciences Tools & Services	—	22,311,273	—	22,311,273

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2025
	Regional Banks	$—	$8,902,548	$—	$8,902,548
	Restaurants	—	10,362,625	—	10,362,625
	Semiconductor Materials & Equipment	—	5,606,871	—	5,606,871
	Semiconductors	2,003,825	49,223,138	—	51,226,963
	Technology Hardware, Storage & Peripherals	—	5,031,631	—	5,031,631
	Other	102,159,772	—	—	102,159,772

		$154,897,457	$227,217,218	$—	$382,114,675

	Emerging Markets Small Cap Fund
Assets
	Common Stocks
	Asset Management & Custody Banks	$8,104,286	$4,156,527	$—	$12,260,813
	Automotive Retail	—	3,234,833	—	3,234,833
	Building Products	—	711,401	—	711,401
	Commercial & Residential Mortgage Finance	—	8,406,766	—	8,406,766
	Commodity Chemicals	—	1,939,467	—	1,939,467
	Communications Equipment	—	3,974,007	—	3,974,007
	Computer & Electronics Retail	—	1,629,662	—	1,629,662
	Construction & Engineering	—	2,795,631	—	2,795,631
	Construction Machinery & Heavy Transportation Equipment	—	2,581,014	—	2,581,014
	Consumer Finance	—	29,328,912	—	29,328,912
	Diversified Banks	—	7,218,235	—	7,218,235
	Diversified Support Services	—	6,901,341	—	6,901,341
	Drug Retail	4,284,241	2,921,544	—	7,205,785
	Electrical Components & Equipment	—	5,448,613	—	5,448,613
	Electronic Equipment & Instruments	—	13,757,900	—	13,757,900
	Health Care Facilities	—	6,555,218	—	6,555,218
	Health Care Services	—	6,194,657	—	6,194,657
	Human Resource & Employment Services	—	5,903,103	—	5,903,103
	Industrial Machinery & Supplies & Components	—	7,913,501	—	7,913,501
	Interactive Media & Services	16,048,209	3,276,308	—	19,324,517
	IT Consulting & Other Services	4,646,375	5,786,924	—	10,433,299
	Life & Health Insurance	—	8,937,584	—	8,937,584
	Personal Care Products	—	2,583,226	—	2,583,226
	Regional Banks	—	13,640,269	—	13,640,269
	Semiconductor Materials & Equipment	—	1,832,643	—	1,832,643
	Semiconductors	—	29,492,335	—	29,492,335
	Other	35,120,463	—	—	35,120,463

		$68,203,574	$187,121,621	$—	$255,325,195

	Frontier Emerging Small Countries Fund
Assets
	Common Stocks
	Automotive Retail	$—	$639,209	$—	$639,209
	Computer & Electronics Retail	—	972,632	—	972,632
	Consumer Finance	—	6,055,280	—	6,055,280
	Diversified Banks	1,823,223	5,953,456	—	7,776,679
	Diversified Support Services	—	458,382	—	458,382
	Health Care Facilities	2,479,970	786,724	—	3,266,694
	IT Consulting & Other Services	581,013	1,865,955	—	2,446,968
	Life & Health Insurance	196,026	1,323,428	—	1,519,454
	Soft Drinks & Non-Alcoholic Beverages	—	223,184	—	223,184
	Other	15,006,291	—	—	15,006,291

		$20,086,523	$18,278,250	$—	$38,364,773

	Global Opportunities Fund
Assets
	Common Stocks
	Application Software	$10,161,574	$5,957,402	$—	$16,118,976
	Asset Management & Custody Banks	4,477,475	3,984,097	—	8,461,572

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2025
	Consumer Finance	$—	$9,304,925	$—	$9,304,925
	Diversified Support Services	—	4,384,261	—	4,384,261
	Drug Retail	—	4,043,964	—	4,043,964
	Electrical Components & Equipment	—	3,814,512	—	3,814,512
	Health Care Equipment	2,387,898	1,078,970	—	3,466,868
	Health Care Services	—	1,728,492	—	1,728,492
	Human Resource & Employment Services	3,146,183	2,054,658	—	5,200,841
	Interactive Media & Services	—	983,146	—	983,146
	Investment Banking & Brokerage	—	2,077,308	—	2,077,308
	IT Consulting & Other Services	2,102,764	6,051,558	—	8,154,322
	Life Sciences Tools & Services	2,122,321	4,185,996	—	6,308,317
	Regional Banks	3,273,023	6,859,563	—	10,132,586
	Research & Consulting Services	—	6,236,453	—	6,236,453
	Semiconductor Materials & Equipment	8,523,762	1,098,395	—	9,622,157
	Semiconductors	—	15,249,933	—	15,249,933
	Trading Companies & Distributors	—	10,395,440	—	10,395,440
	Other	82,548,085	—	—	82,548,085

		$118,743,085	$89,489,073	$—	$208,232,158

Global Select Fund
Assets
Common Stocks
	Application Software	$1,604,069	$277,837	$—	$1,881,906
	Consumer Finance	—	695,865	—	695,865
	Diversified Banks	324,615	357,372	—	681,987
	Drug Retail	—	454,917	—	454,917
	Electronic Equipment & Instruments	—	484,945	—	484,945
	Health Care Equipment	—	265,007	—	265,007
	Hotels, Resorts & Cruise Lines	—	241,110	—	241,110
	Interactive Media & Services	—	580,495	—	580,495
	Research & Consulting Services	—	571,908	—	571,908
	Semiconductor Materials & Equipment	—	449,676	—	449,676
	Semiconductors	425,663	236,560	—	662,223
	Trading Companies & Distributors	—	340,093	—	340,093
	Other	6,959,175	—	—	6,959,175

		$9,313,522	$4,955,785	$—	$14,269,307

Global Value Fund
Assets
Common Stocks
	Broadline Retail	$—	$2,463,134	$—	$2,463,134
	Diversified Banks	17,773,320	4,585,199	—	22,358,519
	Diversified Metals & Mining	—	2,766,623	—	2,766,623
	Food Retail	—	3,758,980	—	3,758,980
	Industrial REITs	—	2,608,278	—	2,608,278
	Integrated Oil & Gas	6,021,241	4,767,569	—	10,788,810
	Integrated Telecommunication Services	6,645,000	2,908,386	—	9,553,386
	Multi-Line Insurance	—	4,272,138	—	4,272,138
	Paper Products	—	2,007,139	—	2,007,139
	Pharmaceuticals	6,094,725	8,453,556	—	14,548,281
	Reinsurance	—	3,571,340	—	3,571,340
	Technology Hardware, Storage & Peripherals	—	3,604,061	—	3,604,061
	Tobacco	—	5,285,641	—	5,285,641
	Trading Companies & Distributors	—	2,038,612	—	2,038,612
	Other	44,054,652	—	—	44,054,652

		$80,588,938	$53,090,656	$—	$133,679,594

International Growth Fund
Assets
Common Stocks
	Application Software	$5,152,977	$10,717,921	$—	$15,870,898
	Asset Management & Custody Banks	—	9,354,744	—	9,354,744
	Broadline Retail	—	4,407,406	—	4,407,406

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2025
	Building Products	$—	$5,408,455	$—	$5,408,455
	Commercial & Residential Mortgage Finance	—	4,998,016	—	4,998,016
	Communications Equipment	—	1,188,132	—	1,188,132
	Consumer Finance	—	9,398,826	—	9,398,826
	Diversified Banks	—	4,821,721	—	4,821,721
	Diversified Real Estate Activities	—	2,486,563	—	2,486,563
	Diversified Support Services	—	5,794,623	—	5,794,623
	Drug Retail	—	6,377,987	—	6,377,987
	Electrical Components & Equipment	—	2,037,158	—	2,037,158
	Electronic Equipment & Instruments	—	11,303,509	—	11,303,509
	Health Care Equipment	—	5,037,907	—	5,037,907
	Health Care Technology	—	1,566,669	—	1,566,669
	Human Resource & Employment Services	—	6,377,363	—	6,377,363
	Industrial Machinery & Supplies & Components	—	7,414,952	—	7,414,952
	Interactive Media & Services	5,507,054	17,511,945	—	23,018,999
	Investment Banking & Brokerage	—	5,838,726	—	5,838,726
	IT Consulting & Other Services	2,379,239	7,504,204	—	9,883,443
	Life & Health Insurance	—	3,304,704	—	3,304,704
	Movies & Entertainment	—	3,921,150	—	3,921,150
	Regional Banks	1,272,987	3,451,374	—	4,724,361
	Research & Consulting Services	—	7,367,152	—	7,367,152
	Semiconductor Materials & Equipment	1,810,176	1,391,761	—	3,201,937
	Semiconductors	—	9,163,277	—	9,163,277
	Specialty Chemicals	—	1,746,768	—	1,746,768
	Trading Companies & Distributors	—	17,874,433	—	17,874,433
	Other	29,845,119	—	—	29,845,119

		$45,967,552	$177,767,446	$—	$223,734,998

International Opportunities Fund
Assets
Common Stocks
	Alternative Carriers	$—	$1,611,490	$—	$1,611,490
	Application Software	—	7,955,589	—	7,955,589
	Asset Management & Custody Banks	2,927,172	892,538	—	3,819,710
	Building Products	—	237,691	—	237,691
	Commercial & Residential Mortgage Finance	—	4,053,450	—	4,053,450
	Commodity Chemicals	—	1,442,871	—	1,442,871
	Communications Equipment	—	303,250	—	303,250
	Construction Machinery & Heavy Transportation Equipment	—	748,843	—	748,843
	Consumer Finance	—	610,342	—	610,342
	Data Processing & Outsourced Services	—	853,392	—	853,392
	Distributors	—	934,414	—	934,414
	Diversified Support Services	1,508,813	6,436,953	—	7,945,766
	Drug Retail	—	418,764	—	418,764
	Electrical Components & Equipment	—	933,063	—	933,063
	Electronic Equipment & Instruments	507,582	2,984,011	—	3,491,593
	Food Retail	—	3,008,089	—	3,008,089
	Health Care Facilities	—	1,088,493	—	1,088,493
	Health Care Services	—	1,596,119	—	1,596,119
	Human Resource & Employment Services	—	1,381,877	—	1,381,877
	Industrial Machinery & Supplies & Components	—	729,937	—	729,937
	Interactive Media & Services	2,558,886	2,127,668	—	4,686,554
	Investment Banking & Brokerage	—	1,687,279	—	1,687,279
	IT Consulting & Other Services	—	1,266,213	—	1,266,213
	Real Estate Services	—	1,200,798	—	1,200,798
	Research & Consulting Services	—	2,259,718	—	2,259,718
	Semiconductor Materials & Equipment	—	393,138	—	393,138
	Semiconductors	—	2,773,666	—	2,773,666
	Trading Companies & Distributors	—	568,166	—	568,166

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2025
	Other	$3,996,413	$—	$—	$3,996,413

		$11,498,866	$50,497,822	$—	$61,996,688

International Select Fund
Assets
Common Stocks
	Aerospace & Defense	$—	$126,339	$—	$126,339
	Apparel, Accessories & Luxury Goods	—	92,169	—	92,169
	Application Software	287,948	64,371	—	352,319
	Asset Management & Custody Banks	—	73,266	—	73,266
	Automobile Manufacturers	—	217,520	—	217,520
	Broadline Retail	264,468	85,223	—	349,691
	Building Products	—	184,494	—	184,494
	Diversified Banks	—	116,166	—	116,166
	Diversified Real Estate Activities	—	181,511	—	181,511
	Drug Retail	—	132,589	—	132,589
	Electronic Equipment & Instruments	—	170,630	—	170,630
	Health Care Equipment	—	119,339	—	119,339
	Industrial Machinery & Supplies & Components	—	61,865	—	61,865
	Interactive Home Entertainment	—	249,677	—	249,677
	Interactive Media & Services	—	347,067	—	347,067
	Pharmaceuticals	—	94,989	—	94,989
	Research & Consulting Services	—	271,242	—	271,242
	Semiconductor Materials & Equipment	—	347,121	—	347,121
	Soft Drinks & Non-Alcoholic Beverages	—	101,089	—	101,089
	Trading Companies & Distributors	—	98,429	—	98,429
	Transaction & Payment Processing Services	—	128,558	—	128,558
	Other	882,278	—	—	882,278

		$1,434,694	$3,263,654	$—	$4,698,348

International Value Fund
Assets
Common Stocks
	Broadline Retail	$—	$145,806	$—	$145,806
	Construction & Engineering	—	135,674	—	135,674
	Diversified Banks	199,327	1,265,565	—	1,464,892
	Diversified Metals & Mining	—	184,055	—	184,055
	Electronic Manufacturing Services	—	157,044	—	157,044
	Food Retail	—	159,255	—	159,255
	Health Care Distributors	—	147,583	—	147,583
	Industrial Machinery & Supplies & Components	—	178,747	—	178,747
	Industrial REITs	—	125,197	—	125,197
	Integrated Oil & Gas	164,820	487,473	—	652,293
	Integrated Telecommunication Services	204,974	261,516	—	466,490
	Multi-Line Insurance	—	191,510	—	191,510
	Multi-Utilities	—	525,035	—	525,035
	Paper Products	—	174,771	—	174,771
	Pharmaceuticals	—	683,898	—	683,898
	Real Estate Development	—	226,874	—	226,874
	Regional Banks	—	168,709	—	168,709
	Reinsurance	—	289,015	—	289,015
	Soft Drinks & Non-Alcoholic Beverages	—	179,085	—	179,085
	Technology Hardware, Storage & Peripherals	—	196,786	—	196,786
	Tobacco	—	407,253	—	407,253
	Trading Companies & Distributors	—	178,945	—	178,945
	Other	152,692	—	—	152,692

		$721,813	$6,469,796	$—	$7,191,609

Long/Short Alpha Fund
Assets
Common Stocks		$73,524,323	$—	$—	$73,524,323

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2025
	Warrants	$—	$—	$17,857	$17,857

		$73,524,323	$—	$17,857	$73,542,180

	Other Financial Instruments
	Securities Sold Short	$(25,805,870)	$—	$—	$(25,805,870)

	Micro Cap Fund
	Assets
	Common Stocks
	Biotechnology	$—	$—	$6,100	$6,100
	Other	583,940,784	—	—	583,940,784
	Preferred Stocks	—	—	7,640,078	7,640,078
	Warrants	—	—	155,695	155,695

		$583,940,784	$—	$7,801,873	$591,742,657

	Micro Cap Value Fund
	Assets
	Common Stocks
	Packaged Foods & Meats	$11,940,025	$6,787,054	$—	$18,727,079
	Other	306,301,355	—	—	306,301,355
	Warrants	—	—	0	0

		$318,241,380	$6,787,054	$—	$325,028,434

	Small Cap Growth Fund
	Assets
	Common Stocks	$1,889,477,355	$—	$—	$1,889,477,355
	Preferred Stocks	—	—	13,752,113	13,752,113

		$1,889,477,355	$—	$13,752,113	$1,903,229,468

	Small Cap Value Fund
	Assets
	Common Stocks	$1,537,036,796	$—	$—	$1,537,036,796

		$1,537,036,796	$—	$—	$1,537,036,796

	Ultra Growth Fund
	Assets
	Common Stocks
	Semiconductor Materials & Equipment	$71,495,386	$7,800,407	$—	$79,295,793
	Other	553,675,320	—	—	553,675,320
	Preferred Stocks	—	—	11,460,105	11,460,105
	Warrants	—	—	302,639	302,639

		$625,170,706	$7,800,407	$11,762,744	$644,733,857

	U.S. Select Fund
	Assets
	Common Stocks	$30,010,447	$—	$—	$30,010,447

		$30,010,447	$—	$—	$30,010,447

	U.S. Treasury Fund
	Assets
	U.S Government Obligations	$—	$137,323,699	$—	$137,323,699

		$—	$137,323,699	$—	$137,323,699

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2025:

Fund	Market Value Beginning Balance 9/30/2024	Purchases At Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers In at Market Value	Transfers Out at Market Value	Market Value Ending Balance 06/30/2025	Net Change in Unrealized Appreciation (Depreciation) On Investments Held at 06/30/2025
Long/Short Alpha Fund
Warrants	$55,357	$—	$—	$—	$—	$(37,500)	$—	$—	$17,857	$(37,500)

	$55,357	$—	$—	$—	$—	$(37,500)	$—	$—	$17,857	$(37,500)

Micro Cap Fund
Common Stocks	$6,100	$—	$—	$—	$—	$—	$—	$—	$6,100	$—
Preferred Stocks	9,276,752	—	—	—	—	(1,636,674)	—	—	7,640,078	(1,636,674)
Warrants	482,654	—	—	—	—	(326,959)	—	—	155,695	(326,959)

	$9,765,506	$—	$—	$—	$—	$(1,963,633)	$—	$—	$7,801,873	$(1,963,633)

Micro Cap Value Fund
Warrants	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Small Cap Growth Fund
Preferred Stocks	$26,060,845	$—	$(8,000,002)	$—	$—	$(4,308,730)	$—	$—	$13,752,113	$(2,946,008)

	$26,060,845	$—	$(8,000,002)	$—	$—	$(4,308,730)	$—	$—	$13,752,113	$(2,946,008)

Ultra Growth Fund
Preferred Stocks	$13,915,114	$—	$—	$—	$—	$(2,455,009)	$—	$—	$11,460,105	$(2,455,009)
Warrants	938,180	—	—	—	—	(635,541)	—	—	302,639	(635,541)

	$14,853,294	$—	$—	$—	$—	$(3,090,550)	$—	$—	$11,762,744	$(3,090,550)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 06/30/2025	Valuation Technique	Unobservable Input	Range (Average)
Long/Short Alpha Fund	Warrant: Biotechnology	$17,857	Black Scholes	Volatility	40%

Micro Cap Fund	Direct Venture Capital Investments: Textiles	$7,640,078	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 5.7 (2.4) 46%

Micro Cap Fund	Warrant: Biotechnology	$155,695	Black Scholes	Volatility	40%

Small Cap Growth Fund	Direct Venture Capital Investments: Textiles	$13,752,113	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 5.7 (2.4) 46%

Ultra Growth Fund	Direct Venture Capital Investments: Textiles	$11,460,105	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 5.7 (2.4) 46%

Ultra Growth Fund	Warrant: Biotechnology	$302,639	Black Scholes	Volatility	40%

*	Enterprise-Value-To-Revenue Multiple (“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third-party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.